UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

48 Wall Street

New York, New York 10005
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 918-4954

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ETFS Trust

Annual Report

December 31, 2015

ETFS Zacks Earnings Large-Cap U.S. Index Fund
ETFS Zacks Earnings Small-Cap U.S. Index Fund
ETFS Diversified-Factor U.S. Large Cap Index Fund
ETFS Diversified-Factor Developed Europe Index Fund

ETFS Trust

2

ETFS Trust
Management Discussion of Fund Performance

Executive Summary

The following is meant to be a brief, but meaningful discussion, describing the market behavior of the funds, what’s driven their performance, and a summary of their index constructions, which is the main engine driving the funds’ overall returns.

#	SECTION
1	Investment Objective – SBUS and SBEU
2	Index Construction – SBUS and SBEU
3	Performance – SBUS
4	Sector and Holdings – SBUS
5	Performance – SBEU
6	Sector and Holdings – SBEU
7	Investment Objective – ZLRG and ZSML
8	Index Construction – ZLRG and ZSML
9	Performance – ZLRG
10	Sector and Holdings – ZLRG
11	Performance – ZSML
12	Sector and Holdings – ZSML

The funds covered in this discussion are:

FUND NAME	FUND TICKER (BLOOMBERG)
ETFS Diversified-Factor U.S. Large Cap Index Fund	SBUS US
ETFS Diversified-Factor Developed Europe Index Fund	SBEU US
ETFS Zacks Earnings Large-Cap U.S. Index Fund	ZLRG US
ETFS Zacks Earnings Small-Cap U.S. Index Fund	ZSML US

The indices covered in this discussion are:

INDEX NAME	INDEX TICKER (BLOOMBERG)
SciBeta United States Multi-Beta Multi-Strategy EW Total Return Index	SBUXDHMG Index
SciBeta Developed Europe Multi-Beta Multi-Strategy EW Total Return Index	SBXES1EG Index
Zacks Earnings Large-Cap US Index Total Return	ZAXERNLT Index
Zacks Earnings Small-Cap US Index Total Return	ZAXERNST Index

3

ETFS Trust
Management Discussion of Fund Performance (continued)

1.            Investment Objective – SBUS and SBEU

▪	ETFS Diversified-Factor U.S. Large Cap Index Fund (SBUS US) seeks to track the price and yield performance, before fees and expenses, of the Scientific Beta United States Multi-Beta Multi-Strategy Equal Weight Index. The SBUS selects stocks from a universe composed of the 500 largest companies by market capitalization listed on US exchanges.

▪	ETFS Diversified-Factor Developed Europe Index Fund (SBEU US) seeks to track the price and yield performance, before fees and expenses, of the Scientific Beta Developed Europe Multi-Beta Multi-Strategy Equal Weight Index. The SBEU is comprised of the 700 largest and most liquid stocks listed in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.

2.            Index Construction – SBUS and SBEU

Both underlying Indices to the SBUS and SBEU can be decomposed into two building blocks: First is the multi-factor, and second is the multi-weighting approach.

“Multi-Factor”

The idea behind a multi-factor model is to improve the risk/return performance by simultaneously:

▪	Getting exposure to factors that potentially provide excess returns; and

▪	Diversifying the exposure across factors to potentially reduce overall volatility;

Although individual factors have historically generated higher returns than market cap-weighted indices, they have also displayed a high level of cyclicality, which may lead to underperformance during certain periods of time. Factor returns have not been entirely correlated; they are driven by different economic forces that do not occur at the same time. Hence, by combining them, a higher degree of diversification may be achieved which should result in lower volatility over multiple market cycles.

“Multi-weighting”

Once a factor has been identified and the relevant stocks selected, a weighting strategy decision must be made. Applying the Modern Portfolio Theory from Markowitz, the weighting should diversify the exposure in an attempt to maximize the risk/return profile of the investment. Investors should be cautious of smart beta solutions using score/rank weighting systems as they may result in high concentration among a few stocks. This could cause an increase in non-systemic risk (also called idiosyncratic risk) for which there is no reward, resulting in sub-optimal results. There are several options available for investors to diversify exposure which can be ranked based upon the models’ theoretical ability to diversify a portfolio:

WEIGHTING STRATEGY

Max De-concentration	Weighted equally, subject to constraints on liquidity and turnover
Diversified Risk Parity	Weighted in proportion to the inverse of their volatilities
Max De-correlation	Weighted according to contribution to overall portfolio correlation
Minimum Volatility	Weighted in order to minimize portfolio volatility based only on stock correlations and volatilities
Max Sharpe Ratio	Weighted in order to achieve the maximum possible risk-adjusted portfolio returns

4

ETFS Trust
Management Discussion of Fund Performance (continued)

Each weighting strategy relies on assumptions and as such, there are risks when implementing them, which can be decomposed as follows:

Optimality risk is the risk that the model is not elaborate enough to achieve efficient diversification. Estimation risk is the risk that the assumptions on which the model relies, will not occur in practice. For instance, the Maximum Sharpe Ratio is considered to be the most advanced weighting strategy and has low optimality risk. However because the Max Sharpe Ratio relies on so many estimates, there is a higher risk that, in practice, results might differ from expectations. Meanwhile, equal weighting strategies require no estimation, but are not optimal by design.

MULTI - WEIGHTING STRATEGY

As a result, alternative weighting strategies appear to display different results depending on market conditions and historically, research has shown that no alternative weighting strategy has consistently outperformed other weighting strategies. Therefore, in order to reduce the implementation risk of each weighting strategy, a possible solution – as displayed in the figure above - consists in combining them. Research has shown that combining the different weighting strategies has reduced the impact of parameter uncertainty. In other words, the implementation risk of each weighting strategy is minimized when they are combined.

5

ETFS Trust

Management Discussion of Fund Performance (continued)

3.            Performance – SBUS

In the below, we compare a hypothetical investment in the fund, and the corresponding underlying index with a US$ 10,000 amount since fund inception to end of 2015:

▪	An initial investment of US$ 10,000 on January 27th, 2015 in the SBUS fund would have fallen to US$ 9,962.70 by December 31st, 2015. The same investment in the underlying index – SBUXDHMG Index - over the same time period would have risen to US$ 10,007.32. The difference reflecting management fees and tracking error.

SBUS Total Return NAV versus SBUXDHMG Index

Source: ETF Securities (US)

The below table displays (i) the fund total return NAV, (ii) the total return market value, and (iii) the total return of the applicable underlying index to the fund.

TABLE: FUND/INDEX PERFORMANCE SINCE INCEPTION

FUND / INDEX		RETURN (%)	DATE PERIOD
SBUS US	Expense Ratio 0.40% as noted in the prospectus dated January 8th, 2015
	NAV TOTAL RETURN	-0.37	01/27/2015 – 12/31/2015
	MARKET VALUE TOTAL RETURN *	0.24	01/27/2015 – 12/31/2015
	SBUXDHMG (UNDERLYING INDEX) TOTAL RETURN	0.07	01/27/2015 – 12/31/2015

* Market Price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times	Source: ETF Securities (US)

Performance represents past performance; current returns may be lower or higher. Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions

To obtain performance through the most recent month end, call 844-ETFS-BUY (844-383-7289).

6

ETFS Trust
Management Discussion of Fund Performance (continued)

4.	Sector and Holdings – SBUS

SBUS: SECTOR WEIGHTS (%NAV) (as of 12/31/2015)

The three largest sector concentrations of SBUS as of 2015 year end are as follows:

▪	Financials
▪	Consumer Discretionary
▪	Information Technology (IT)

The Information Technology sector was the biggest contributor over the holding period (01/27/15 – 12/31/2015) at 1.23%, followed by Consumer Staples at 0.91%. Largest detractors were Utilities and Energy, at -1.00% and -0.94%, respectively.

The Financial sector started at 17.66% weight at inception, and experienced the largest increase in weight over the year, ending at 23.05%; as displayed in the pie chart on the left hand side. It was – on average – also the largest weight throughout the holding period at 19.82%.

Holdings are subject to change	Source: ETF Securities (US)

TOP 10 HOLDINGS (%NAV) (as of 12/31/2015)

SBUS HOLDINGS (as of 12/31/2015)

#	COMPANY NAME	TICKER	WEIGHT (%)
1	CONAGRA FOODS INC	CAG US	0.82
2	AMERICAN WATER WORKS CO INC	AWK US	0.81
3	AVALONBAY COMMUNITIES INC	AVB US	0.80
4	AMDOCS LTD	DOX US	0.75
5	MARKEL CORP	MKL US	0.73
6	ARCH CAPITAL GROUP LTD	ACGL US	0.71
7	CLOROX COMPANY	CLX US	0.71
8	CME GROUP INC	CME US	0.69
9	QUEST DIAGNOSTICS INC	DGX US	0.69
10	NIELSEN HOLDINGS PLC	NLSN US	0.66

Source: ETF Securities (US)

7

ETFS Trust
Management Discussion of Fund Performance (continued)

5.	Performance – SBEU

In the below, we compare a hypothetical investment in the fund, and the corresponding underlying index with a US$ 10,000 amount since fund inception to end of 2015:

▪	An initial investment of US$ 10,000 on January 27th, 2015 in the SBEU fund would have fallen to US$ 9,993.05 by December 31st, 2015. The same investment in the underlying index – SBXES1EG Index – over the same time period would have risen to US$ 10,258.94. As with the previous fund/index, the difference is reflected by a combination of management fees and tracking error.

SBEU Total Return NAV versus SBXES1EG Index

Source: ETF Securities (US)

The below table displays (i) the fund total return NAV, (ii) the total return market value, and (iii) the total return of the applicable underlying index to the fund.

TABLE: FUND/INDEX PERFORMANCE SINCE INCEPTION

FUND / INDEX		RETURN (%)	DATE PERIOD
SBEU US	Expense Ratio 0.40% as noted in the prospectus dated January 8th, 2015.
	NAV TOTAL RETURN	-0.07	01/27/2015 – 12/31/2015
	MARKET VALUE TOTAL RETURN *	0.58	01/27/2015 – 12/31/2015
	SBXES1EG (UNDERLYING INDEX) TOTAL RETURN	2.59	01/27/2015 – 12/31/2015

* Market Price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times	Source: ETF Securities (US)

Performance represents past performance; current returns may be lower or higher. Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions

To obtain performance through the most recent month end, call 844-ETFS-BUY (844-383-7289).

8

ETFS Trust
Management Discussion of Fund Performance (continued)

6.	Sector and Holdings – SBEU

SBEU: SECTOR WEIGHTS (%NAV) – (as of 12/31/2015)

The three largest sector concentrations of SBEU as of 2015 year end are as follows:

▪	Financials
▪	Industrials
▪	Consumer Discretionary

The Health Care sector was the biggest contributor over the holding period (01/27/15 – 12/31/2015) at 0.79%, followed by Consumer Discretionary at 0.61%. Largest detractors (similar to the SBUS) were Energy and Utilities, at -0.52% and -0.19%, respectively. The Financial sector started at a weight of 22.69% at inception, and experienced the largest increase in weight over the year, ending at 24.91%; as displayed in the pie chart on the left hand side. It was – on average – also the largest weight throughout the holding period at 24.11%.

Holdings are subject to change	Source: ETF Securities (US)

TOP 10 HOLDINGS (%NAV) (as of 12/31/2015)

SBUS HOLDINGS (as of 12/31/2015)

#	COMPANY NAME	TICKER	WEIGHT (%)
1	US DOLLAR	USD	1.21
2	DIRECT LINE INSURANCE GROUP	DLG LN	1.06
3	INMARSAT PLC	ISAT LN	0.92
4	SWISS PRIME SITE-REG	SPSN SW	0.89
5	SKY PLC	SKY LN	0.67
6	NEXT PLC	NXT LN	0.67
7	PARTNERS GROUP HOLDING AG	PGHN SW	0.64
8	CHR HANSEN HOLDING A/S	CHR DC	0.64
9	PSP SWISS PROPERTY AG-REG	PSPN SW	0.64
10	SOCIETE BIC SA	BB FP	0.64

Source: ETF Securities (US)

9

ETFS Trust
Management Discussion of Fund Performance (continued)

7.	Investment Objective – ZLRG and ZSML

▪	ETFS Zacks Earnings Large-Cap U.S. Index Fund (ZLRG) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Large-Cap U.S. Index. The ZLRG universe consists of the 1,000 largest US companies listed on US exchanges.

▪	The ETFS Zacks Earnings Small-Cap U.S. Index Fund (ZSML) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Small-Cap U.S. Index. The ZSML universe consists of the 1001st to 3000th largest US companies listed on US exchanges.

8.	Index Construction – ZLRG and ZSML

Fundamental valuation is based on the premise that a stock’s intrinsic value is the sum of its discounted future cash flows. These cash flows are a company’s future projected earnings which are estimated by the brokerage analysts who analyze all facets that can have an impact on the company’s current earnings and its ability to generate earnings in the future. Therefore, the brokerage analysts’ main task is to forecast what a company Earnings per Share (EPS) will be, in other words, to provide earnings estimates.

Both underlying Indices to the ZLRG and ZSML can be decomposed into two building blocks: First is the Zacks Performance Rank, and second is Zacks Earnings Quality models:

“Zacks Performance Rank”
Zacks Performance Rank is a proprietary model which is based on trends in earnings estimates revisions and earnings surprise. The Zacks Performance Rank groups stocks into five categories: #1 Strong Buy, #2 Buy, #3 Hold, #4 Sell, and #5 Strong Sell. The Zacks Performance Rank #1 Strong Buy comprises all the stocks which are categorized as having a Zacks #1 Strong Buy rating. Stocks are continually re-rated by Zacks, therefore a stock categorized as Strong Buy, and therefore a member of the Zacks Performance Rank #1 Strong Buy may in the future be downgraded and thus move out of this category.

STEP 1	Stocks are ranked from #1 to #5 using the four factors below:

AGREEMENT	The extent to which all brokerage analysts are revising their earnings estimates in the same direction
MAGNITUDE	The size by which the consensus has changed
UPSIDE	The difference between the most accurate or latest estimate and the consensus estimate
SURPRISE	Takes into account the last few quarters of EPS surprise

STEP 2	Distribute the ratings so that the stocks with the highest conviction can be identified:

DISTRIBUTION	Unlike other brokerage analysts’ recommendations which are highly biased towards hold/buy/strong buy ratings, the Zacks Performance Rank will normally distribute the stocks with 5% representing ‘Strong Buy’-rating, 15% ‘Buy’, 60% ‘Hold’, 15% ‘Sell’ and 5% ‘Strong Sell’. This way, investors are truly able to identify those stocks which are positioned with the strongest rated buy convictions.

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ETFS Trust
Management Discussion of Fund Performance (continued)

Zacks Earnings Quality

The accrual concept is a powerful feature in financial accounting which involves the anticipation of probable future economic benefits (e.g. cash inflows) and obligations (e.g. cash outflows). This allows financial statements to recognize revenues and expenses at the point in time the transaction or event occurs as opposed to when cash exchanges hands. Utilizing this concept, a company’s Reported Earnings can be decomposed into two elements: Cash Earnings and Accrued Earnings (accruals). Cash Earnings are immutable, however Accrued Earnings, i.e. the estimated value assigned to the anticipated future economic benefit is subject to company management guidance within a framework of regulation.

REPORTED EARNINGS - DECOMPOSITION

Zacks Investment Research developed a proprietary model, Zacks Earning Quality, which analyzes a company’s’ Reported Earnings and systematically decomposes the figures in order to determine the Accrued Earnings relative to company size, thereby establishing the level of Earnings Quality. The proprietary model then ranks the stocks from highest quality to lowest.

ZACKS EARNING QUALITY

Reported Earnings: Financial statements from public companies	Zacks Propriety Model: decomposes Reported Earnings into 2 elements	Zacks Earnings Quality: Ranks stocks from highest Earnings Quality to lowest

11

ETFS Trust
Management Discussion of Fund Performance (continued)

“PUTTING IT ALL TOGETHER”

ETF Securities has collaborated with Zacks Investment Research to provide investors with a simple and efficient method to access their proprietary models - ZACKS PERFORMANCE RANK and ZACKS EARNINGS QUALITY, resulting in the creation of the Zacks Earnings Indices. After combining the two models the indices apply a risk management overlay which minimizes sector bias via equal weighting each sector, and subsequently equal weighting each stock within each sector.

ETF Securities has launched the first ETFs to provide simple and efficient exposure to Zacks extensive experience with earnings analysis.

“PUTTING IT ALL TOGETHER”

12

ETFS Trust
Management Discussion of Fund Performance (continued)

9.	Performance – ZLRG

In the below, we compare a hypothetical investment in the fund, and the corresponding underlying index with a US$ 10,000 amount since fund inception to end of 2015:

▪	An initial investment of US$ 10,000 on January 20th, 2015 in the ZLRG fund would have fallen to US$ 9,463.30 by December 31st, 2015. The same investment in the underlying index – ZAXERNLT Index - over the same time period would have fallen to US$ 9,549.83. The difference reflecting management fees and tracking error.

ZLRG Total Return NAV versus ZAXERNLT Index

Source: ETF Securities (US)

The below table displays (i) the fund total return NAV, (ii) the total return market value, and (iii) the total return of the applicable underlying index to the fund.

TABLE: FUND/INDEX PERFORMANCE SINCE INCEPTION

FUND / INDEX		RETURN (%)	DATE PERIOD
ZLRG US	Expense Ratio 0.66% as noted in the prospectus dated January 8th, 2015.
	NAV TOTAL RETURN	-5.37	01/20/2015 – 12/31/2015
	MARKET VALUE TOTAL RETURN *	-4.96	01/20/2015 – 12/31/2015
	ZAXERNLT (UNDERLYING INDEX) TOTAL RETURN	-4.50	01/20/2015 – 12/31/2015

* Market Price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times	Source: ETF Securities (US)

Performance represents past performance; current returns may be lower or higher. Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions

To obtain performance through the most recent month end, call 844-ETFS-BUY (844-383-7289).

13

ETFS Trust
Management Discussion of Fund Performance (continued)

10.	Sector and Holdings – ZLRG

ZLRG: SECTOR WEIGHTS (%NAV) (as of 12/31/2015)

The three largest sector concentrations of ZLRG as of 2015 year end are as follows:

▪	Industrials
▪	Consumer Discretionary
▪	Information Technology (IT)

The Information Technology sector was the biggest contributor over the holding period (01/20/15 – 12/31/2015) at 0.89%, followed by Health Care at 0.38%. Largest detractors were Energy and Materials, at -2.62% and -2.38%, respectively.

The Industrials sector started at 30.84% weight at inception, and experienced a small weight decrease, ending at 29.71%; as displayed in the pie chart on the left hand side. It was – on average – also the largest weight throughout the holding period at 30.40%, roughly twice that of the second largest weight – on average – which was Consumer Discretionary, at 17.49%.

Holdings are subject to change	Source: ETF Securities (US)

TOP 10 HOLDINGS (%NAV) (as of 12/31/2015)

ZLRG HOLDINGS (as of 12/31/2015)

#	COMPANY NAME	TICKER	WEIGHT (%)
1	HONEYWELL INTL	HONS US	2.23
2	DANAHER CORP	DHR US	2.22
3	3M CO	MMM US	2.18
4	L3 COMMUNICATIONS	LLL US	1.77
5	RAYTHEON COMPANY	RTN US	1.75
6	WEYERHAEUSER CO	WY YS	1.70
7	TEXTRON INC	TXT US	1.68
8	MASCO CORP	MAS US	1.68
9	NORTHROP GRUMMAN CORP	NOC US	1.67
10	DR HORTON INC	DHI US	1.65

Source: ETF Securities (US)

14

ETFS Trust
Management Discussion of Fund Performance (continued)

11.	Performance – ZSML

In the below, we compare a hypothetical investment in the fund, and the corresponding underlying index with a US$ 10,000 amount since fund inception to end of 2015:

▪	An initial investment of US$ 10,000 on January 20th, 2015 in the ZSML fund would have fallen to US$ 8,959.05 by December 31st, 2015. The same investment in the underlying index – ZAXERNST Index - over the same time period would have fallen to US$ 9,050.08. As with the previous fund/index, the difference is reflected by a combination of management fees and tracking error.

ZSML Total Return NAV versus ZAXERNST Index

Source: ETF Securities (US)

The below table displays (i) the fund total return NAV, (ii) the total return market value, and (iii) the total return of the applicable underlying index to the fund.

TABLE: FUND/INDEX PERFORMANCE SINCE INCEPTION

FUND / INDEX		RETURN (%)	DATE PERIOD
ZSML US	Expense Ratio 0.66% as noted in the prospectus dated January 8th, 2015.
	NAV TOTAL RETURN	-10.41	01/20/2015 – 12/31/2015
	MARKET VALUE TOTAL RETURN *	-9.85	01/20/2015 – 12/31/2015
	ZAXERNST (UNDERLYING INDEX) TOTAL RETURN	-9.50	01/20/2015 – 12/31/2015

* Market Price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times	Source: ETF Securities (US)

Performance represents past performance; current returns may be lower or higher. Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions

To obtain performance through the most recent month end, call 844-ETFS-BUY (844-383-7289).

15

ETFS Trust
Management Discussion of Fund Performance (concluded)

12.	Sector and Holdings – ZSML

ZSML: SECTOR WEIGHTS (%NAV) (as of 12/31/2015)

The three largest sector concentrations of ZSML are as follows:

▪	Industrial
▪	Consumer Discretionary
▪	Financials

The Consumer Discretionary sector was the biggest contributor over the holding period (01/20/15 – 12/31/2015) at 0.43%, followed by Information Technology at -0.09%. Largest detractors were Industrials and Materials, at -4.34% and -1.92%, respectively.

The Industrials sector started at a weight of 24.02% at inception, and experienced the largest increase in weight over the year, ending at 29.24%; as displayed in the pie chart on the left hand side. It was – on average – also the largest weight throughout the holding period at 26.53%. Second largest sector holding on average was Consumer Discretionary at 22.18%.

Holdings are subject to change	Source: ETF Securities (US)

TOP 10 HOLDINGS (%NAV) (as of 12/31/2015)

ZSML HOLDINGS (as of 12/31/2015)

#	COMPANY NAME	TICKER	WEIGHT (%)
1	VISTEON CORP	VC US	3.86
2	GENTEX CORP	GNTX US	3.55
3	SPIRIT AEROSYSTEMS	SPR US	3.49
4	B/E AEROSPACE	BEAV US	3.34
5	ADT CORP	ADT US	1.84
6	MANPOWER GROUP	MAN US	1.82
7	ROBERT HALF INTL	RHI US	1.63
8	TRINITY INDUSTRIES	TRN US	1.45
9	NISOURCE INC	NI US	1.43
10	PINNACLE WEST CAPITAL	PNW US	1.41

Source: ETF Securities (US)

16

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 9.2%
Honeywell International, Inc.	507	52,510
L-3 Communications Holdings, Inc.	349	41,709
Northrop Grumman Corp.	209	39,461
Raytheon Co.	332	41,344
Textron, Inc.	946	39,742
		214,766
Air Freight & Logistics - 1.2%
United Parcel Service, Inc., Class B	293	28,195

Airlines - 1.1%
JetBlue Airways Corp.*	1,101	24,938

Auto Components - 2.3%
Autoliv, Inc.	224	27,948
Delphi Automotive PLC	311	26,662
		54,610
Automobiles - 3.0%
Ford Motor Co.	1,758	24,770
Harley-Davidson, Inc.	444	20,153
Tesla Motors, Inc.*	101	24,241
		69,164
Banks - 1.7%
BB&T Corp.	172	6,503
Citizens Financial Group, Inc.	265	6,940
Huntington Bancshares, Inc./OH	583	6,448
PNC Financial Services Group, Inc. (The)	70	6,672
Regions Financial Corp.	690	6,624
US Bancorp	151	6,443
		39,630
Beverages - 1.3%
Coca-Cola Co. (The)	366	15,723
PepsiCo, Inc.	155	15,488
		31,211
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc.*	120	12,571
Gilead Sciences, Inc.	139	14,066
Medivation, Inc.*	307	14,840
Regeneron Pharmaceuticals, Inc.*	30	16,286
		57,763
Building Products - 1.7%
Masco Corp.	1,404	39,733

Capital Markets - 0.6%
Bank of New York Mellon Corp. (The)	158	6,513
TD Ameritrade Holding Corp.	187	6,491
		13,004
Chemicals - 1.7%
Air Products & Chemicals, Inc.	164	21,338
Mosaic Co. (The)	682	18,816
		40,154
Commercial Services & Supplies - 4.2%
Cintas Corp.	281	25,585
Republic Services, Inc.	583	25,646
Tyco International PLC	709	22,610
Waste Management, Inc.	480	25,618
		99,459
Communications Equipment - 0.5%
Harris Corp.	137	11,905

Construction Materials - 1.3%
Martin Marietta Materials, Inc.	229	31,277

Consumer Finance - 0.8%
Capital One Financial Corp.	86	6,208
Discover Financial Services	120	6,434
Synchrony Financial*	198	6,021
		18,663
Distributors - 1.1%
Genuine Parts Co.	293	25,166

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	298	10,254
CenturyLink, Inc.	394	9,913
		20,167
Electric Utilities - 2.8%
Exelon Corp.	546	15,162
PPL Corp.	489	16,690
Southern Co. (The)	361	16,891
Xcel Energy, Inc.	455	16,339
		65,082
Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	576	10,529

Food Products - 2.6%
Campbell Soup Co.	291	15,292
ConAgra Foods, Inc.	356	15,009
General Mills, Inc.	260	14,992
Kellogg Co.	220	15,899
		61,192
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp.*	789	14,549
DexCom, Inc.*	154	12,613
Edwards Lifesciences Corp.*	178	14,058
		41,220
Health Care Providers & Services - 1.1%
DaVita HealthCare Partners, Inc.*	183	12,757
Universal Health Services, Inc., Class B	109	13,024
		25,781
Health Care Technology - 0.5%
Cerner Corp.*	217	13,057

Hotels, Restaurants & Leisure - 2.7%
Hilton Worldwide Holdings, Inc.	679	14,530
Las Vegas Sands Corp.	431	18,895
Starwood Hotels & Resorts Worldwide, Inc.	236	16,350
Yum! Brands, Inc.	196	14,318
		64,093

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Household Durables - 1.7%
D.R. Horton, Inc.	1,218	39,013

Household Products - 2.1%
Clorox Co. (The)	131	16,615
Colgate-Palmolive Co.	228	15,189
Kimberly-Clark Corp.	139	17,695
		49,499
Industrial Conglomerates - 4.4%
3M Co.	342	51,519
Danaher Corp.	563	52,291
		103,810
Insurance - 0.9%
Aflac, Inc.	111	6,649
Travelers Cos., Inc. (The)	64	7,223
Unum Group	192	6,392
		20,264
Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	31	20,953

IT Services - 3.2%
Automatic Data Processing, Inc.	297	25,162
Paychex, Inc.	499	26,392
Western Union Co. (The)	1,319	23,623
		75,177
Machinery - 4.4%
Caterpillar, Inc.	378	25,689
Dover Corp.	425	26,057
Pentair PLC	485	24,022
Stanley Black & Decker, Inc.	249	26,576
		102,344
Media - 2.6%
DISH Network Corp., Class A*	266	15,210
Interpublic Group of Cos., Inc. (The)	1,252	29,147
Sirius XM Holdings, Inc.*	4,207	17,122
		61,479
Metals & Mining - 3.2%
Freeport-McMoRan, Inc.	1,907	12,910
Goldcorp, Inc.	1,694	19,583
Nucor Corp.	547	22,044
Southern Copper Corp.	755	19,721
		74,258
Multiline Retail - 1.2%
Dollar Tree, Inc.*	236	18,224
Nordstrom, Inc.	223	11,108
		29,332
Multi-Utilities - 2.7%
CenterPoint Energy, Inc.	897	16,469
CMS Energy Corp.	456	16,452
Consolidated Edison, Inc.	243	15,618
Public Service Enterprise Group, Inc.	385	14,896
		63,435
Oil, Gas & Consumable Fuels - 3.9%
Cabot Oil & Gas Corp.	849	15,019
Concho Resources, Inc.*	184	17,086
Continental Resources, Inc.*	550	12,639
ONEOK, Inc.	486	11,985
Spectra Energy Corp.	669	16,016
Tesoro Corp.	180	18,966
		91,711
Paper & Forest Products - 0.9%
International Paper Co.	536	20,207

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	180	15,851

Pharmaceuticals - 0.6%
Pfizer, Inc.	413	13,332

Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	68	6,592
Annaly Capital Management, Inc.	628	5,891
Equinix, Inc.	23	6,955
HCP, Inc.	167	6,386
Host Hotels & Resorts, Inc.	388	5,952
Kimco Realty Corp.	254	6,721
UDR, Inc.	180	6,763
Weyerhaeuser Co.	1,335	40,023
		85,283
Road & Rail - 3.4%
CSX Corp.	1,068	27,714
JB Hunt Transport Services, Inc.	403	29,564
Kansas City Southern	310	23,148
		80,426
Semiconductors & Semiconductor Equipment - 1.0%
Lam Research Corp.	151	11,993
Maxim Integrated Products, Inc.	297	11,286
		23,279
Software - 3.4%
Activision Blizzard, Inc.	516	19,975
Fortinet, Inc.*	225	7,013
Microsoft Corp.	217	12,039
Mobileye N.V.*	207	8,752
Red Hat, Inc.*	132	10,931
salesforce.com, Inc.*	133	10,427
Workday, Inc., Class A*	134	10,677
		79,814
Specialty Retail - 3.4%
Foot Locker, Inc.	224	14,580
Gap, Inc. (The)	570	14,079
L Brands, Inc.	175	16,768
Ross Stores, Inc.	333	17,919
TJX Cos., Inc. (The)	225	15,955
		79,301
Technology Hardware, Storage & Peripherals - 1.0%
EMC Corp.	392	10,067
HP, Inc.	382	4,523
NetApp, Inc.	331	8,781
		23,371
Textiles, Apparel & Luxury Goods - 2.0%
lululemon athletica, Inc.*	317	16,633
NIKE, Inc., Class B	268	16,750
Under Armour, Inc., Class A*	162	13,059
		46,442

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund (concluded)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (concluded)
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	345	5,630

Trading Companies & Distributors - 0.3%
AerCap Holdings N.V.*	162	6,992

TOTAL COMMON STOCKS
(COST $2,372,771)		2,311,962

MASTER LIMITED PARTNERSHIPS - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Energy Transfer Equity LP	817	11,225
Enterprise Products Partners LP	684	17,497
Williams Partners LP	534	14,872

TOTAL MASTER LIMITED PARTNERSHIPS
(COST $57,127)		43,594

Total Investments - 100.6%
(Cost $2,429,898)		2,355,556
Liabilities Less Other Assets - (0.6%)		(13,920)
Net assets - 100.0%		2,341,636

*       Non-income producing security.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,675
Aggregate gross unrealized depreciation	(175,436)
Net unrealized depreciation	$(75,761)
Federal income tax cost of investments	$2,431,317

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS - 100.2%
Aerospace & Defense - 7.8%
B/E Aerospace, Inc.	966	40,930
Spirit AeroSystems Holdings, Inc., Class A*	854	42,760
TASER International, Inc.*	625	10,806
		94,496
Air Freight & Logistics - 0.8%
XPO Logistics, Inc.*	359	9,783

Airlines - 0.5%
Spirit Airlines, Inc.*	159	6,336

Auto Components - 7.5%
Gentex Corp.	2,711	43,403
Visteon Corp.*	413	47,289
		90,692
Banks - 2.1%
CIT Group, Inc.	116	4,605
Comerica, Inc.	113	4,727
Signature Bank/NY*	40	6,135
SVB Financial Group*	48	5,707
Zions Bancorporation	166	4,532
		25,706
Biotechnology - 3.3%
Anacor Pharmaceuticals, Inc.*	34	3,841
ARIAD Pharmaceuticals, Inc.*	690	4,312
Clovis Oncology, Inc.*	54	1,890
Intercept Pharmaceuticals, Inc.*	6	896
Kite Pharma, Inc.*	71	4,375
OPKO Health, Inc.*	478	4,804
Sarepta Therapeutics, Inc.*	113	4,360
Seattle Genetics, Inc.*	106	4,757
Ultragenyx Pharmaceutical, Inc.*	41	4,599
United Therapeutics Corp.*	42	6,578
		40,412
Building Products - 2.5%
AO Smith Corp.	219	16,778
Owens Corning	283	13,309
		30,087
Capital Markets - 0.7%
Legg Mason, Inc.	114	4,472
WisdomTree Investments, Inc.	291	4,563
		9,035
Chemicals - 3.5%
Airgas, Inc.	89	12,310
Albemarle Corp.	162	9,074
Ashland, Inc.	78	8,010
Huntsman Corp.	418	4,753
Westlake Chemical Corp.	140	7,605
		41,752
Commercial Services & Supplies - 1.9%
ADT Corp. (The)	684	22,558

Communications Equipment - 0.6%
Arista Networks, Inc.*	57	4,437
Ciena Corp.*	163	3,372
		7,809
Construction & Engineering - 2.2%
Dycom Industries, Inc.*	175	12,243
Jacobs Engineering Group, Inc.*	328	13,760
		26,003
Consumer Finance - 0.4%
Navient Corp.	404	4,626

Containers & Packaging - 1.2%
Packaging Corp. of America	233	14,690

Diversified Telecommunication Services - 1.2%
Frontier Communications Corp.	2,192	10,237
Windstream Holdings, Inc.	614	3,954
		14,191
Electric Utilities - 1.4%
Pinnacle West Capital Corp.	268	17,281

Electrical Equipment - 0.3%
Sensata Technologies Holding N.V.*	89	4,099

Energy Equipment & Services - 3.0%
Core Laboratories N.V.	49	5,328
Nabors Industries Ltd.	517	4,400
Oceaneering International, Inc.	122	4,578
Patterson-UTI Energy, Inc.	367	5,534
Superior Energy Services, Inc.	158	2,128
US Silica Holdings, Inc.	500	9,365
Weatherford International PLC*	574	4,816
		36,149
Food & Staples Retailing - 0.7%
Rite Aid Corp.*	1,138	8,922

Food Products - 2.2%
Hain Celestial Group, Inc. (The)*	271	10,946
Post Holdings, Inc.*	242	14,931
		25,877
Health Care Equipment & Supplies - 1.3%
ABIOMED, Inc.*	56	5,056
DENTSPLY International, Inc.	91	5,537
IDEXX Laboratories, Inc.*	65	4,740
		15,333
Health Care Providers & Services - 1.1%
Centene Corp.*	75	4,936
Molina Healthcare, Inc.*	61	3,668
Patterson Cos., Inc.	104	4,702
		13,306
Health Care Technology - 0.4%
athenahealth, Inc.*	31	4,990

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	68	3,261
Panera Bread Co., Class A*	46	8,960
Wynn Resorts Ltd.	197	13,630
		25,851
Household Durables - 4.0%
Garmin Ltd.	107	3,977
Harman International Industries, Inc.	114	10,740
Leggett & Platt, Inc.	255	10,715
PulteGroup, Inc.	632	11,262
Toll Brothers, Inc.*	347	11,555
		48,249
Household Products - 1.0%
Energizer Holdings, Inc.	350	11,921

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers - 1.8%
Calpine Corp.*	1,111	16,076
Dynegy, Inc.*	422	5,655
		21,731
Insurance - 0.7%
Arthur J Gallagher & Co.	114	4,667
Genworth Financial, Inc., Class A*	945	3,525
		8,192
Internet Software & Services - 0.9%
GrubHub, Inc.*	140	3,388
Pandora Media, Inc.*	166	2,226
Rackspace Hosting, Inc.*	32	810
SINA Corp.*	85	4,199
		10,623
IT Services - 0.3%
Teradata Corp.*	132	3,487

Machinery - 3.9%
AGCO Corp.	321	14,570
Flowserve Corp.	348	14,644
Trinity Industries, Inc.	741	17,799
		47,013
Media - 3.2%
Gannett Co., Inc.	916	14,922
News Corp., Class A	812	10,848
Scripps Networks Interactive, Inc., Class A	221	12,201
		37,971
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd.	257	6,754
Franco-Nevada Corp.	160	7,320
Silver Wheaton Corp.	283	3,515
Steel Dynamics, Inc.	410	7,327
Teck Resources Ltd., Class B	1,397	5,392
United States Steel Corp.	212	1,692
		32,000
Multiline Retail - 1.0%
Big Lots, Inc.	154	5,935
Dillard’s, Inc., Class A	88	5,783
		11,718
Multi-Utilities - 1.5%
NiSource, Inc.	899	17,539

Oil, Gas & Consumable Fuels - 3.5%
Carrizo Oil & Gas, Inc.*	150	4,437
Chesapeake Energy Corp.	665	2,992
CONSOL Energy, Inc.	525	4,148
Encana Corp.	723	3,680
Gulfport Energy Corp.*	162	3,980
Laredo Petroleum, Inc.*	485	3,875
Newfield Exploration Co.*	148	4,819
Oasis Petroleum, Inc.*	463	3,412
QEP Resources, Inc.	378	5,065
Targa Resources Corp.	92	2,490
WPX Energy, Inc.*	713	4,093
		42,991
Personal Products - 3.0%
Avon Products, Inc.	4,202	17,018
Herbalife Ltd.*	137	7,346
Nu Skin Enterprises, Inc., Class A	320	12,125
		36,489
Pharmaceuticals - 0.8%
Intra-Cellular Therapies, Inc.*	103	5,540
Lannett Co., Inc.*	96	3,852
		9,392
Professional Services - 3.5%
ManpowerGroup, Inc.	264	22,253
Robert Half International, Inc.	422	19,893
		42,146
Real Estate Investment Trusts (REITs) - 4.4%
American Capital Agency Corp.	238	4,127
Apartment Investment & Management Co., Class A	124	4,964
Camden Property Trust	68	5,220
DDR Corp.	288	4,850
Iron Mountain, Inc.	148	3,998
Mid-America Apartment Communities, Inc.	62	5,630
Omega Healthcare Investors, Inc.	131	4,582
Plum Creek Timber Co., Inc.	306	14,602
Spirit Realty Capital, Inc.	473	4,739
		52,712
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.*	124	4,547

Road & Rail - 3.8%
Avis Budget Group, Inc.*	474	17,201
Ryder System, Inc.	238	13,526
Swift Transportation Co.*	1,089	15,050
		45,777
Semiconductors & Semiconductor Equipment - 2.2%
Ambarella, Inc.*	69	3,846
Cree, Inc.*	154	4,107
Cypress Semiconductor Corp.*	412	4,042
Integrated Device Technology, Inc.*	170	4,480
ON Semiconductor Corp.*	380	3,724
SunEdison, Inc.*	478	2,433
Synaptics, Inc.*	45	3,615
		26,247
Software - 1.1%
Cadence Design Systems, Inc.*	177	3,684
CyberArk Software Ltd.*	77	3,476
FireEye, Inc.*	115	2,385
Splunk, Inc.*	72	4,234
		13,779
Specialty Retail - 2.8%
American Eagle Outfitters, Inc.	454	7,037
Ascena Retail Group, Inc.*	512	5,043
Dick’s Sporting Goods, Inc.	148	5,232
GNC Holdings, Inc., Class A	181	5,615
Urban Outfitters, Inc.*	246	5,596
Williams-Sonoma, Inc.	93	5,432
		33,955
Technology Hardware, Storage & Peripherals - 1.0%
BlackBerry Ltd.*	566	5,253
NCR Corp.*	159	3,889
Stratasys Ltd.*	134	3,146
		12,288
Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc.	124	11,040
Deckers Outdoor Corp.*	52	2,454
Skechers U.S.A., Inc., Class A*	241	7,281
		20,775

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund (concluded)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (concluded)
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc.*	491	14,745
United Rentals, Inc.*	205	14,870
		29,615
TOTAL COMMON STOCKS
(COST $1,305,261)		1,211,141

Total Investments - 100.2%
(Cost $1,305,261)		1,211,141
Liabilities Less Other Assets - (0.2%)		(2,412)
Net assets - 100.0%		1,208,729

*     Non-income producing security.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,353
Aggregate gross unrealized depreciation	(164,851)
Net unrealized depreciation	$(116,498)
Federal income tax cost of investments	$1,327,639

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS - 100.1%
Aerospace & Defense - 2.3%
Boeing Co. (The)	67	9,688
General Dynamics Corp.	89	12,225
Honeywell International, Inc.	42	4,350
L-3 Communications Holdings, Inc.	173	20,675
Lockheed Martin Corp.	40	8,686
Northrop Grumman Corp.	40	7,552
Precision Castparts Corp.	16	3,712
Raytheon Co.	149	18,555
Rockwell Collins, Inc.	155	14,307
Textron, Inc.	159	6,680
TransDigm Group, Inc.*	134	30,612
United Technologies Corp.	31	2,978
		140,020
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	285	17,676
Expeditors International of Washington, Inc.	465	20,971
FedEx Corp.	54	8,045
United Parcel Service, Inc., Class B	60	5,774
		52,466
Airlines - 0.7%
Alaska Air Group, Inc.	61	4,911
Delta Air Lines, Inc.	205	10,392
JetBlue Airways Corp.*	519	11,755
Southwest Airlines Co.	258	11,110
United Continental Holdings, Inc.*	77	4,412
		42,580
Auto Components - 0.9%
Autoliv, Inc.	197	24,580
BorgWarner, Inc.	57	2,464
Delphi Automotive PLC	128	10,973
Goodyear Tire & Rubber Co. (The)	176	5,750
Johnson Controls, Inc.	84	3,317
Lear Corp.	55	6,756
		53,840
Automobiles - 0.5%
Ford Motor Co.	531	7,482
General Motors Co.	203	6,904
Harley-Davidson, Inc.	75	3,404
Tesla Motors, Inc.*	65	15,601
		33,391
Banks - 4.2%
Bank of America Corp.	491	8,263
BB&T Corp.	470	17,771
CIT Group, Inc.	688	27,314
Citigroup, Inc.	79	4,088
Citizens Financial Group, Inc.	295	7,726
Comerica, Inc.	343	14,348
Fifth Third Bancorp	810	16,281
First Republic Bank/CA	117	7,729
Huntington Bancshares, Inc./OH	2,992	33,091
JPMorgan Chase & Co.	284	18,752
KeyCorp.	741	9,774
M&T Bank Corp.	242	29,325
PNC Financial Services Group, Inc. (The)	196	18,681
Regions Financial Corp.	1,106	10,618
SunTrust Banks, Inc.	167	7,154
US Bancorp	255	10,881
Wells Fargo & Co.	314	17,070
		258,866

Beverages - 2.0%
Brown-Forman Corp., Class B	141	13,999
Coca-Cola Co. (The)	151	6,487
Coca-Cola Enterprises, Inc.	318	15,658
Constellation Brands, Inc., Class A	167	23,787
Dr Pepper Snapple Group, Inc.	223	20,784
Molson Coors Brewing Co., Class B	208	19,535
Monster Beverage Corp.*	105	15,641
PepsiCo, Inc.	68	6,795
		122,686
Biotechnology - 0.8%
Alkermes PLC*	78	6,192
BioMarin Pharmaceutical, Inc.*	96	10,057
Celgene Corp.*	21	2,515
Gilead Sciences, Inc.	45	4,553
Incyte Corp.*	98	10,628
Medivation, Inc.*	103	4,979
Regeneron Pharmaceuticals, Inc.*	9	4,886
Vertex Pharmaceuticals, Inc.*	46	5,788
		49,598
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	127	7,049
Masco Corp.	354	10,018
		17,067
Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	21	3,355
Ameriprise Financial, Inc.	39	4,150
Bank of New York Mellon Corp. (The)	556	22,918
BlackRock, Inc.	11	3,746
Charles Schwab Corp. (The)	528	17,387
E*TRADE Financial Corp.*	361	10,700
Franklin Resources, Inc.	59	2,172
Goldman Sachs Group, Inc. (The)	61	10,994
Invesco Ltd.	297	9,944
Morgan Stanley	105	3,340
Northern Trust Corp.	328	23,645
State Street Corp.	52	3,451
T Rowe Price Group, Inc.	48	3,432
TD Ameritrade Holding Corp.	369	12,808
		132,042
Chemicals - 2.4%
Air Products & Chemicals, Inc.	26	3,383
Airgas, Inc.	134	18,535
Ashland, Inc.	134	13,762
Celanese Corp.	242	16,294
CF Industries Holdings, Inc.	459	18,732
Dow Chemical Co. (The)	105	5,405
Eastman Chemical Co.	43	2,903
Ecolab, Inc.	75	8,578
EI du Pont de Nemours & Co.	82	5,461
International Flavors & Fragrances, Inc.	90	10,767
LyondellBasell Industries N.V., Class A	83	7,213
Monsanto Co.	87	8,571
Mosaic Co. (The)	291	8,029
PPG Industries, Inc.	33	3,261
Praxair, Inc.	49	5,018
Sherwin-Williams Co. (The)	45	11,682
		147,594

See accompanying notes to the financial statements.

23

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	783	34,444
Stericycle, Inc.*	118	14,231
Tyco International PLC	73	2,328
Waste Management, Inc.	223	11,901
		62,904
Communications Equipment - 1.6%
Cisco Systems, Inc.	389	10,563
F5 Networks, Inc.*	59	5,721
Harris Corp.	247	21,464
Juniper Networks, Inc.	911	25,144
Motorola Solutions, Inc.	196	13,416
Palo Alto Networks, Inc.*	62	10,921
QUALCOMM, Inc.	176	8,797
		96,026
Construction & Engineering - 0.1%
Fluor Corp.	117	5,525

Construction Materials - 0.6%
Martin Marietta Materials, Inc.	100	13,658
Vulcan Materials Co.	249	23,648
		37,306
Consumer Finance - 0.5%
Ally Financial, Inc.*	152	2,834
American Express Co.	44	3,060
Capital One Financial Corp.	139	10,033
Discover Financial Services	176	9,437
Synchrony Financial*	195	5,930
		31,294
Containers & Packaging - 0.3%
Ball Corp.	165	12,001
Sealed Air Corp.	125	5,575
WestRock Co.	39	1,779
		19,355
Distributors - 0.2%
Genuine Parts Co.	95	8,159
LKQ Corp.*	144	4,267
		12,426
Diversified Consumer Services - 0.1%
H&R Block, Inc.	272	9,060

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B*	95	12,544
CME Group, Inc.	469	42,491
Intercontinental Exchange, Inc.	89	22,807
McGraw Hill Financial, Inc.	43	4,239
Moody’s Corp.	85	8,529
Voya Financial, Inc.	188	6,939
		97,549
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	594	20,440
CenturyLink, Inc.	302	7,598
Level 3 Communications, Inc.*	237	12,883
Verizon Communications, Inc.	125	5,778
		46,699

Electric Utilities - 3.0%
American Electric Power Co., Inc.	165	9,614
Duke Energy Corp.	242	17,276
Edison International	268	15,868
Entergy Corp.	260	17,774
Eversource Energy	357	18,232
Exelon Corp.	679	18,856
FirstEnergy Corp.	561	17,800
NextEra Energy, Inc.	76	7,896
PPL Corp.	455	15,529
Southern Co. (The)	515	24,097
Xcel Energy, Inc.	615	22,085
		185,027
Electrical Equipment - 0.4%
Acuity Brands, Inc.	21	4,910
AMETEK, Inc.	213	11,415
Eaton Corp. PLC	59	3,070
Emerson Electric Co.	59	2,822
Rockwell Automation, Inc.	44	4,515
		26,732
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	240	12,535
Corning, Inc.	157	2,870
TE Connectivity Ltd.	258	16,670
		32,075
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	114	5,261
Cameron International Corp.*	458	28,945
FMC Technologies, Inc.*	172	4,990
Halliburton Co.	73	2,485
National Oilwell Varco, Inc.	85	2,847
Schlumberger Ltd.	60	4,185
Weatherford International PLC*	805	6,754
		55,467
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	80	12,920
CVS Health Corp.	175	17,110
Kroger Co. (The)	229	9,579
Rite Aid Corp.*	594	4,657
Sysco Corp.	191	7,831
Walgreens Boots Alliance, Inc.	185	15,753
Wal-Mart Stores, Inc.	163	9,992
Whole Foods Market, Inc.	28	938
		78,780
Food Products - 4.4%
Archer-Daniels-Midland Co.	198	7,263
Bunge Ltd.	376	25,673
Campbell Soup Co.	464	24,383
ConAgra Foods, Inc.	1,195	50,381
General Mills, Inc.	264	15,222
Hershey Co. (The)	60	5,356
Hormel Foods Corp.	94	7,434
JM Smucker Co. (The)	279	34,412
Kellogg Co.	205	14,815
McCormick & Co., Inc. (Non-Voting)	368	31,486
Mondelez International, Inc., Class A	387	17,353
Tyson Foods, Inc., Class A	666	35,518
		269,296

See accompanying notes to the financial statements.

24

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	237	10,644
Baxter International, Inc.	218	8,317
Becton Dickinson and Co.	85	13,098
Boston Scientific Corp.*	599	11,045
CR Bard, Inc.	94	17,807
DENTSPLY International, Inc.	473	28,782
Edwards Lifesciences Corp.*	164	12,953
Hologic, Inc.*	118	4,565
Medtronic PLC	145	11,153
ResMed, Inc.	120	6,443
Stryker Corp.	86	7,993
Varian Medical Systems, Inc.*	217	17,534
Zimmer Biomet Holdings, Inc.	93	9,541
		159,875
Health Care Providers & Services - 5.8%
Aetna, Inc.	170	18,380
AmerisourceBergen Corp.	156	16,179
Anthem, Inc.	157	21,892
Cardinal Health, Inc.	189	16,872
Cigna Corp.	236	34,534
DaVita HealthCare Partners, Inc.*	472	32,903
Express Scripts Holding Co.*	299	26,136
Henry Schein, Inc.*	171	27,051
Humana, Inc.	106	18,922
Laboratory Corp. of America Holdings*	313	38,699
McKesson Corp.	37	7,298
Quest Diagnostics, Inc.	595	42,328
UnitedHealth Group, Inc.	257	30,233
Universal Health Services, Inc., Class B	177	21,150
		352,577
Health Care Technology - 0.1%
Cerner Corp.*	78	4,693

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	180	9,806
Chipotle Mexican Grill, Inc.*	16	7,678
Darden Restaurants, Inc.	93	5,919
Hilton Worldwide Holdings, Inc.	146	3,124
Marriott International, Inc., Class A	114	7,643
McDonald’s Corp.	259	30,598
MGM Resorts International*	452	10,270
Norwegian Cruise Line Holdings Ltd.*	65	3,809
Royal Caribbean Cruises Ltd.	121	12,246
Starbucks Corp.	205	12,306
Starwood Hotels & Resorts Worldwide, Inc.	44	3,048
Wyndham Worldwide Corp.	92	6,684
Yum! Brands, Inc.	140	10,227
		123,358
Household Durables - 1.1%
D.R. Horton, Inc.	218	6,983
Harman International Industries, Inc.	59	5,558
Jarden Corp.*	147	8,397
Lennar Corp., Class A	127	6,212
Mohawk Industries, Inc.*	64	12,121
Newell Rubbermaid, Inc.	417	18,381
Whirlpool Corp.	53	7,784
		65,436

Household Products - 1.6%
Church & Dwight Co., Inc.	312	26,483
Clorox Co. (The)	342	43,376
Colgate-Palmolive Co.	100	6,662
Kimberly-Clark Corp.	68	8,656
Procter & Gamble Co. (The)	115	9,132
		94,309
Industrial Conglomerates - 1.2%
3M Co.	51	7,683
Danaher Corp.	166	15,418
General Electric Co.	535	16,665
Roper Technologies, Inc.	165	31,315
		71,081
Insurance - 6.1%
ACE Ltd.	104	12,152
Aflac, Inc.	261	15,634
Allstate Corp. (The)	182	11,300
American International Group, Inc.	219	13,571
Aon PLC	38	3,504
Arch Capital Group Ltd.*	622	43,385
Chubb Corp. (The)	201	26,661
Cincinnati Financial Corp.	392	23,195
FNF Group	490	16,988
Hartford Financial Services Group, Inc. (The)	334	14,516
Lincoln National Corp.	187	9,399
Loews Corp.	458	17,587
Markel Corp.*	51	45,051
Marsh & McLennan Cos., Inc.	62	3,438
MetLife, Inc.	76	3,664
Principal Financial Group, Inc.	144	6,477
Progressive Corp. (The)	879	27,952
Prudential Financial, Inc.	54	4,396
Travelers Cos., Inc. (The)	150	16,929
Unum Group	450	14,981
Willis Group Holdings PLC	493	23,945
XL Group PLC	434	17,004
		371,729
Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	12	8,111
Expedia, Inc.	129	16,035
Netflix, Inc.*	64	7,320
Priceline Group, Inc. (The)*	4	5,100
TripAdvisor, Inc.*	57	4,859
		41,425
Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	105	5,526
Alphabet, Inc., Class A*	4	3,112
eBay, Inc.*	1,030	28,304
Facebook, Inc., Class A*	90	9,419
LinkedIn Corp., Class A*	32	7,203
VeriSign, Inc.*	185	16,162
Yahoo!, Inc.*	191	6,353
		76,079
IT Services - 3.7%
Accenture PLC, Class A	99	10,346
Alliance Data Systems Corp.*	57	15,764
Amdocs Ltd.	850	46,385
Automatic Data Processing, Inc.	90	7,625
Cognizant Technology Solutions Corp., Class A*	54	3,241
Fidelity National Information Services, Inc.	340	20,604

See accompanying notes to the financial statements.

25

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
IT Services (concluded)
Fiserv, Inc.*	192	17,560
FleetCor Technologies, Inc.*	83	11,863
Global Payments, Inc.	105	6,774
International Business Machines Corp.	83	11,422
MasterCard, Inc., Class A	76	7,399
Paychex, Inc.	295	15,603
Total System Services, Inc.	144	7,171
Vantiv, Inc., Class A*	193	9,152
Visa, Inc., Class A	111	8,608
Western Union Co. (The)	622	11,140
Xerox Corp.	1,494	15,881
		226,538
Leisure Products - 0.3%
Hasbro, Inc.	61	4,109
Mattel, Inc.	515	13,992
		18,101
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	46	1,923
Mettler-Toledo International, Inc.*	19	6,444
Thermo Fisher Scientific, Inc.	67	9,504
Waters Corp.*	178	23,955
		41,826
Machinery - 1.4%
Caterpillar, Inc.	35	2,378
Cummins, Inc.	13	1,144
Deere & Co.	269	20,516
Dover Corp.	212	12,998
Illinois Tool Works, Inc.	48	4,449
Ingersoll-Rand PLC	114	6,303
Parker-Hannifin Corp.	58	5,625
Snap-on, Inc.	39	6,686
Stanley Black & Decker, Inc.	237	25,295
Wabtec Corp.	41	2,916
		88,310
Media - 2.0%
Charter Communications, Inc., Class A*	113	20,690
Comcast Corp., Class A	229	12,922
DISH Network Corp., Class A*	174	9,949
Interpublic Group of Cos., Inc. (The)	453	10,546
Liberty Global PLC, Class A*	382	16,182
Omnicom Group, Inc.	56	4,237
Sirius XM Holdings, Inc.*	2,769	11,270
Time Warner Cable, Inc.	50	9,280
Time Warner, Inc.	108	6,984
Twenty-First Century Fox, Inc., Class A	135	3,667
Viacom, Inc., Class B	53	2,181
Walt Disney Co. (The)	114	11,979
		119,887
Metals & Mining - 0.8%
Alcoa, Inc.	1,236	12,199
Freeport-McMoRan, Inc.	309	2,092
Newmont Mining Corp.	1,469	26,427
Nucor Corp.	105	4,232
		44,950
Multiline Retail - 1.5%
Dollar General Corp.	264	18,974
Dollar Tree, Inc.*	193	14,903
Kohl’s Corp.	425	20,243
Nordstrom, Inc.	209	10,410
Target Corp.	359	26,067
		90,597

Multi-Utilities-2.9%
Ameren Corp.	425	18,373
CenterPoint Energy, Inc.	921	16,910
CMS Energy Corp.	683	24,643
Consolidated Edison, Inc.	273	17,546
Dominion Resources, Inc.	49	3,314
DTE Energy Co.	221	17,722
PG&E Corp.	560	29,786
Public Service Enterprise Group, Inc.	406	15,708
Sempra Energy	130	12,221
WEC Energy Group, Inc.	398	20,421
		176,644
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	75	3,644
Apache Corp.	176	7,827
Cabot Oil & Gas Corp.	392	6,935
Chevron Corp.	71	6,387
Cimarex Energy Co.	183	16,357
Concho Resources, Inc.*	265	24,608
ConocoPhillips	78	3,642
Devon Energy Corp.	68	2,176
EOG Resources, Inc.	59	4,177
EQT Corp.	145	7,559
Exxon Mobil Corp.	125	9,744
Hess Corp.	55	2,666
HollyFrontier Corp.	552	22,019
Kinder Morgan, Inc.	173	2,581
Marathon Oil Corp.	209	2,631
Marathon Petroleum Corp.	245	12,701
Noble Energy, Inc.	79	2,601
Occidental Petroleum Corp.	230	15,550
Phillips 66	120	9,816
Pioneer Natural Resources Co.	24	3,009
Spectra Energy Corp.	280	6,703
Tesoro Corp.	195	20,547
Valero Energy Corp.	145	10,253
		204,133
Paper & Forest Products - 0.1%
International Paper Co.	125	4,712

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	166	14,618

Pharmaceuticals - 1.9%
Allergan PLC*	27	8,438
Bristol-Myers Squibb Co.	76	5,228
Eli Lilly & Co.	192	16,178
Endo International PLC*	98	6,000
Jazz Pharmaceuticals PLC*	40	5,622
Johnson & Johnson	49	5,033
Mallinckrodt PLC*	67	5,000
Merck & Co., Inc.	464	24,508
Perrigo Co. PLC	97	14,036
Pfizer, Inc.	579	18,690
Zoetis, Inc.	211	10,111
		118,844
Professional Services - 1.8%
Equifax, Inc.	180	20,046
IHS, Inc., Class A*	39	4,619
Nielsen Holdings PLC	873	40,682
Towers Watson & Co., Class A	184	23,637
Verisk Analytics, Inc.*	263	20,219
		109,203

See accompanying notes to the financial statements.

26

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Real Estate Investment Trusts (REITs) - 8.1%
American Tower Corp.	61	5,914
Annaly Capital Management, Inc.	3,978	37,314
AvalonBay Communities, Inc.	267	49,163
Boston Properties, Inc.	30	3,826
Crown Castle International Corp.	219	18,933
Digital Realty Trust, Inc.	448	33,878
Equinix, Inc.	46	13,910
Equity Residential	357	29,128
Essex Property Trust, Inc.	97	23,223
Extra Space Storage, Inc.	76	6,704
Federal Realty Investment Trust	115	16,801
General Growth Properties, Inc.	764	20,788
HCP, Inc.	404	15,449
Host Hotels & Resorts, Inc.	344	5,277
Kimco Realty Corp.	429	11,351
Macerich Co. (The)	312	25,175
Plum Creek Timber Co., Inc.	191	9,114
Prologis, Inc.	186	7,983
Public Storage	58	14,367
Realty Income Corp.	665	34,334
Simon Property Group, Inc.	62	12,055
SL Green Realty Corp.	108	12,202
UDR, Inc.	438	16,456
Ventas, Inc.	340	19,186
VEREIT, Inc.	2,149	17,020
Vornado Realty Trust	75	7,497
Welltower, Inc.	287	19,525
Weyerhaeuser Co.	328	9,833
		496,406
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	203	7,020

Road & Rail - 0.4%
CSX Corp.	103	2,673
JB Hunt Transport Services, Inc.	135	9,904
Kansas City Southern	63	4,704
Norfolk Southern Corp.	43	3,637
Union Pacific Corp.	30	2,346
		23,264
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	168	9,294
Applied Materials, Inc.	221	4,126
Avago Technologies Ltd.	39	5,661
Broadcom Corp., Class A	246	14,224
Intel Corp.	516	17,776
KLA-Tencor Corp.	65	4,508
Lam Research Corp.	119	9,451
Linear Technology Corp.	192	8,154
Maxim Integrated Products, Inc.	392	14,896
Microchip Technology, Inc.	247	11,495
Micron Technology, Inc.*	257	3,639
NVIDIA Corp.	710	23,402
Qorvo, Inc.*	63	3,207
Skyworks Solutions, Inc.	166	12,754
Texas Instruments, Inc.	167	9,153
Xilinx, Inc.	215	10,098
		161,838

Software - 3.2%
Activision Blizzard, Inc.	878	33,987
Adobe Systems, Inc.*	61	5,730
ANSYS, Inc.*	117	10,823
Autodesk, Inc.*	112	6,824
CA, Inc.	364	10,396
Check Point Software Technologies Ltd.*	347	28,239
Citrix Systems, Inc.*	242	18,307
Electronic Arts, Inc.*	280	19,242
Intuit, Inc.	108	10,422
Microsoft Corp.	78	4,327
Oracle Corp.	90	3,288
Red Hat, Inc.*	120	9,937
salesforce.com, Inc.*	42	3,293
ServiceNow, Inc.*	112	9,695
Symantec Corp.	697	14,637
Workday, Inc., Class A*	65	5,179
		194,326
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	98	14,750
AutoZone, Inc.*	33	24,483
Bed Bath & Beyond, Inc.*	129	6,224
Best Buy Co., Inc.	574	17,478
CarMax, Inc.*	61	3,292
Foot Locker, Inc.	88	5,728
Home Depot, Inc. (The)	71	9,390
L Brands, Inc.	267	25,584
Lowe’s Cos., Inc.	60	4,563
O’Reilly Automotive, Inc.*	24	6,082
Ross Stores, Inc.	230	12,376
Signet Jewelers Ltd.	107	13,235
Staples, Inc.	1,300	12,311
Tiffany & Co.	39	2,975
TJX Cos., Inc. (The)	157	11,133
Tractor Supply Co.	93	7,952
Ulta Salon Cosmetics & Fragrance, Inc.*	49	9,065
		186,621
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	53	5,579
EMC Corp.	384	9,861
HP, Inc.	687	8,134
NetApp, Inc.	543	14,406
SanDisk Corp.	77	5,851
Seagate Technology PLC	75	2,749
Western Digital Corp.	59	3,543
		50,123
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	323	10,572
Hanesbrands, Inc.	485	14,273
Michael Kors Holdings Ltd.*	152	6,089
NIKE, Inc., Class B	264	16,500
PVH Corp.	195	14,362
Ralph Lauren Corp	66	7,358
Under Armour, Inc., Class A*	222	17,895
VF Corp.	148	9,213
		96,262
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	1,413	23,060

See accompanying notes to the financial statements.

27

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (concluded)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (concluded)
Tobacco - 0.7%
Altria Group, Inc.	299	17,405
Philip Morris International, Inc.	91	8,000
Reynolds American, Inc.	383	17,675
		43,080
Trading Companies & Distributors - 0.3%
Fastenal Co.	117	4,776
United Rentals, Inc.*	37	2,684
WW Grainger, Inc.	45	9,117
		16,577
Water Utilities - 0.8%
American Water Works Co., Inc.	830	49,593

Wireless Telecommunication Services - 0.7%
SBA Communications Corp., Class A*	248	26,057
T-Mobile US, Inc.*	405	15,844
		41,901
TOTAL COMMON STOCKS
(COST $6,247,426)		6,124,667

	No. of
	Rights
RIGHTS - 0.0%(a)
Food & Staples Retailing - 0.0%(a)
Safeway, Inc. (Casa Ley subsidiary)*(b)	196	2
Safeway, Inc. (PDC subsidiary)*(b)	196	480

TOTAL RIGHTS
(COST $-)		482

Total Investments - 100.1%
(Cost $6,247,426)		6,125,149
Liabilities Less Other Assets - (0.1%)		(6,374)
Net assets - 100.0%		6,118,775

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	Security fair valued as of 12/31/2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $482 or 0.0% of total net assets.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,774
Aggregate gross unrealized depreciation	(386,677)
Net unrealized depreciation	$(137,903)
Federal income tax cost of investments	$6,263,052

See accompanying notes to the financial statements.

28

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.7%
Airbus Group SE	8	539
BAE Systems PLC	224	1,649
Cobham PLC	822	3,431
Finmeccanica SpA*	351	4,919
MTU Aero Engines AG	40	3,915
Rolls-Royce Holdings PLC (Preference)*(a)	46,530	69
Safran S.A.	22	1,514
Thales S.A.	48	3,603
Zodiac Aerospace	73	1,743
		21,382
Air Freight & Logistics - 1.1%
Bollore S.A.	679	3,169
bpost S.A.	54	1,325
Deutsche Post AG	18	508
Royal Mail PLC	657	4,299
TNT Express N.V.	540	4,570
		13,871
Airlines - 0.7%
Air France-KLM*	63	480
Deutsche Lufthansa AG*	84	1,329
easyJet PLC	90	2,308
International Consolidated Airlines Group S.A.	260	2,340
Ryanair Holdings PLC, ADR	19	1,643
		8,100
Auto Components - 0.5%
Cie Generale des Etablissements Michelin	16	1,528
Continental AG	2	488
Faurecia	32	1,287
GKN PLC	180	818
Nokian Renkaat OYJ	47	1,690
Valeo S.A.	4	619
		6,430
Automobiles - 0.5%
Bayerische Motoren Werke AG	2	212
Daimler AG	12	1,011
Fiat Chrysler Automobiles N.V. Milan Exchange*.	95	1,334
Fiat Chrysler Automobiles N.V. New York Exchange*	13	182
Peugeot S.A.*	94	1,655
Porsche Automobil Holding SE (Preference)	4	217
Renault S.A.	8	805
Volkswagen AG (Preference)	4	581
		5,997
Banks - 4.8%
Banca Monte dei Paschi di Siena SpA*	655	877
Banca Popolare dell’Emilia Romagna SC	338	2,585
Banca Popolare di Milano Scarl	3,648	3,650
Banca Popolare di Sondrio Scarl	976	4,402
Banco Bilbao Vizcaya Argentaria S.A.	53	388
Banco Comercial Portugues S.A., Class R*	20,021	1,064
Banco de Sabadell S.A.	477	847
Banco Popolare SC*	161	2,240
Banco Popular Espanol S.A.	273	903
Banco Santander S.A.	106	525
Bank of Ireland*	6,152	2,272
Bankia S.A.	635	741
Bankinter S.A.	334	2,374
Barclays PLC	380	1,226
BNP Paribas S.A.	10	567
CaixaBank S.A.	298	1,040
Commerzbank AG*	66	686
Credit Agricole S.A.	48	567
Danske Bank A/S	98	2,642
DNB ASA	74	918
Erste Group Bank AG*	90	2,827
HSBC Holdings PLC	442	3,493
ING Groep N.V., CVA	58	784
Intesa Sanpaolo SpA	374	1,255
Jyske Bank A/S*	48	2,181
KBC Groep N.V.	19	1,190
Lloyds Banking Group PLC	3,651	3,932
Natixis S.A.	217	1,230
Nordea Bank AB	64	708
Raiffeisen Bank International AG*	78	1,153
Royal Bank of Scotland Group PLC*	254	1,131
Skandinaviska Enskilda Banken AB, Class A	63	668
Societe Generale S.A.	9	416
Standard Chartered PLC	129	1,072
Svenska Handelsbanken AB	133	1,781
Swedbank AB, Class A	74	1,642
Sydbank A/S	29	936
UniCredit SpA	80	446
Unione di Banche Italiane SpA	148	997
		58,356
Beverages - 1.7%
Anheuser-Busch InBev S.A./N.V.	10	1,243
Carlsberg A/S, Class B	36	3,210
Davide Campari-Milano SpA	416	3,615
Diageo PLC	43	1,177
Heineken Holding N.V.	30	2,314
Heineken N.V.	30	2,567
Pernod Ricard S.A.	9	1,028
SABMiller PLC	95	5,698
		20,852
Biotechnology - 0.4%
Actelion Ltd.*	8	1,116
Genmab A/S*	24	3,205
Grifols S.A.	20	926
		5,247
Building Products - 1.0%
Assa Abloy AB, Class B	104	2,196
Cie de Saint-Gobain	7	303
Geberit AG	10	3,399
Kingspan Group PLC	147	3,882
Wienerberger AG	146	2,710
		12,490
Capital Markets - 2.4%
3i Group PLC	391	2,775
Anima Holding SpA(b)	74	645
Azimut Holding SpA	38	952
Banca Generali SpA	26	824
Credit Suisse Group AG*	33	715
Deutsche Bank AG	18	440
GAM Holding AG*	175	2,920
Julius Baer Group Ltd.*	85	4,132
Mediobanca SpA	447	4,314
Partners Group Holding AG	22	7,940
Schroders PLC	39	1,711
UBS Group AG	91	1,774
		29,142

See accompanying notes to the financial statements.

29

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Chemicals - 4.3%
Air Liquide S.A.	13	1,464
Arkema S.A.	10	702
BASF SE	5	384
Chr Hansen Holding A/S	126	7,918
Clariant AG*	162	3,076
Croda International PLC	43	1,928
EMS-Chemie Holding AG	6	2,643
Evonik Industries AG	45	1,497
Fuchs Petrolub SE (Preference)	62	2,930
Givaudan S.A.*	2	3,642
Johnson Matthey PLC	47	1,841
K+S AG	58	1,488
Koninklijke DSM N.V.	51	2,564
LANXESS AG	16	742
Linde AG	6	873
Novozymes A/S, Class B	106	5,101
Solvay S.A.	10	1,069
Symrise AG	68	4,530
Syngenta AG	5	1,959
Umicore S.A.	51	2,142
Yara International ASA	100	4,326
		52,819
Commercial Services & Supplies - 2.2%
Babcock International Group PLC	267	3,998
Bilfinger SE	32	1,511
Edenred	59	1,119
G4S PLC	1,573	5,228
ISS A/S	68	2,462
Securitas AB, Class B	281	4,333
Societe BIC S.A.	48	7,907
		26,558
Communications Equipment - 0.2%
Alcatel-Lucent*	205	813
Telefonaktiebolaget LM Ericsson, Class B	141	1,376
		2,189
Construction & Engineering - 1.2%
ACS Actividades de Construccion y Servicios S.A.	15	440
Arcadis N.V.	47	948
Boskalis Westminster	51	2,085
Bouygues S.A.	39	1,548
Eiffage S.A.	40	2,587
Ferrovial S.A.	112	2,537
NCC AB, Class B	60	1,872
OCI N.V.*	25	619
Orascom Construction Ltd.*	4	28
Skanska AB, Class B	40	782
Vinci S.A.	25	1,606
		15,052
Construction Materials - 0.4%
CRH PLC	42	1,218
HeidelbergCement AG	5	411
Imerys S.A.	23	1,610
Italcementi SpA	70	779
LafargeHolcim Ltd.*	29	1,457
		5,475
Consumer Finance - 0.5%
Provident Financial PLC	127	6,303

Containers & Packaging - 1.2%
BillerudKorsnas AB	62	1,156
DS Smith PLC	307	1,795
Huhtamaki OYJ	148	5,386
Rexam PLC	549	4,892
Smurfit Kappa Group PLC	69	1,764
		14,993
Diversified Financial Services - 3.2%
Ackermans & van Haaren N.V.	35	5,144
Bolsas y Mercados Espanoles SHMSF S.A.	43	1,451
Deutsche Boerse AG	18	1,592
Eurazeo S.A.	19	1,311
Euronext N.V.(b)	19	976
EXOR SpA	78	3,566
Groupe Bruxelles Lambert S.A.	40	3,425
Industrivarden AB, Class C	219	3,769
Investment AB Kinnevik, Class B	83	2,579
Investor AB, Class B	66	2,447
London Stock Exchange Group PLC	78	3,155
Pargesa Holding S.A.	52	3,299
Sofina S.A.	39	4,381
Wendel S.A.	20	2,381
		39,476
Diversified Telecommunication Services - 4.0%
BT Group PLC	455	3,163
Deutsche Telekom AG	170	3,082
Elisa OYJ	123	4,648
Iliad S.A.	11	2,629
Inmarsat PLC	679	11,379
Koninklijke KPN N.V.	534	2,026
Orange S.A.	79	1,329
Proximus SADP	137	4,465
Swisscom AG	3	1,508
TDC A/S	1,055	5,281
Telecom Italia SpA*	1,034	1,320
Telefonica Deutschland Holding AG	489	2,598
Telefonica S.A.	19	211
TeliaSonera AB	326	1,631
Vivendi S.A.	165	3,560
		48,830
Electric Utilities - 2.0%
Acciona S.A.	36	3,093
EDP - Energias de Portugal S.A.	414	1,494
Electricite de France S.A.	66	973
Endesa S.A.	278	5,594
Enel SpA	156	660
Fortum OYJ	221	3,342
Iberdrola S.A.	172	1,224
Red Electrica Corp. S.A.	20	1,675
SSE PLC	204	4,594
Terna Rete Elettrica Nazionale SpA	363	1,875
		24,524
Electrical Equipment - 0.6%
ABB Ltd.*	36	646
Gamesa Corp. Tecnologica S.A.	108	1,856
Legrand S.A.	8	454
Nordex SE*	21	747
OSRAM Licht AG	33	1,391
Prysmian SpA	54	1,188
Schneider Electric SE	7	400
Vestas Wind Systems A/S	10	704
		7,386

See accompanying notes to the financial statements.

30

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.4%
Fingerprint Cards AB, Class B*	19	1,332
Hexagon AB, Class B	20	747
Ingenico Group S.A.	21	2,657
		4,736
Energy Equipment & Services - 0.6%
Saipem SpA*	117	952
SBM Offshore N.V.*	251	3,179
Technip S.A.	24	1,193
Tenaris S.A.	101	1,200
		6,524
Food & Staples Retailing - 2.6%
Carrefour S.A.	19	550
Casino Guichard Perrachon S.A.	16	737
Colruyt S.A.	71	3,659
Delhaize Group	46	4,487
Distribuidora Internacional de Alimentacion S.A.*	102	603
ICA Gruppen AB	165	6,016
J Sainsbury PLC	1,602	6,111
Jeronimo Martins SGPS S.A.	258	3,362
Kesko OYJ, Class B	70	2,462
Koninklijke Ahold N.V.	116	2,454
Tesco PLC*	620	1,366
		31,807
Food Products - 3.4%
Aryzta AG*	60	3,057
Barry Callebaut AG*	4	4,384
Danone S.A.	31	2,097
Glanbia PLC Ireland Exchange	156	2,872
Glanbia PLC London Exchange	199	3,725
Kerry Group PLC Ireland Exchange, Class A	42	3,482
Kerry Group PLC London Exchange, Class A	14	1,168
Marine Harvest ASA*	433	5,851
Nestle S.A.	64	4,766
Orkla ASA	697	5,520
Viscofan S.A.	82	4,956
		41,878
Gas Utilities - 0.9%
Enagas S.A.	62	1,751
Gas Natural SDG S.A.	44	900
Rubis SCA	78	5,925
Snam SpA	325	1,705
		10,281
Health Care Equipment & Supplies - 1.4%
Coloplast A/S, Class B	44	3,567
Essilor International S.A.	10	1,250
Getinge AB, Class B	130	3,431
GN Store Nord A/S	115	2,098
Sartorius AG (Preference)	7	1,828
Smith & Nephew PLC	74	1,318
Sonova Holding AG	27	3,434
		16,926
Health Care Providers & Services - 1.4%
Fresenius Medical Care AG & Co. KGaA	64	5,404
Fresenius SE & Co. KGaA	66	4,730
Orpea	85	6,812
		16,946
Hotels, Restaurants & Leisure - 2.1%
Accor S.A.	27	1,173
Carnival PLC	133	7,578
Compass Group PLC	66	1,143
InterContinental Hotels Group PLC	101	3,957
Paddy Power PLC	43	5,750
Sodexo S.A.	11	1,077
Whitbread PLC	37	2,400
William Hill PLC	419	2,446
		25,524
Household Durables - 2.2%
Barratt Developments PLC	623	5,748
Berkeley Group Holdings PLC	48	2,609
Electrolux ABB	92	2,239
Husqvarna AB, Class B	106	704
Persimmon PLC*	164	4,900
SEB S.A.	45	4,625
Taylor Wimpey PLC	1,966	5,885
		26,710
Household Products - 1.0%
Henkel AG & Co. KGaA (Preference)	5	561
Reckitt Benckiser Group PLC	66	6,110
Svenska Cellulosa AB SCA, Class B	182	5,321
		11,992
Independent Power and Renewable Electricity Producers - 0.3%
Enel Green Power SpA	1,925	3,938

Industrial Conglomerates - 0.9%
DCC PLC	50	4,171
Koninklijke Philips N.V.	61	1,561
Rheinmetall AG	38	2,538
Siemens AG	5	488
Smiths Group PLC	165	2,285
		11,043
Insurance - 7.6%
Admiral Group PLC	99	2,421
Aegon N.V.	122	693
Ageas	48	2,232
Allianz SE	15	2,665
Amlin PLC	355	3,472
Assicurazioni Generali SpA	60	1,103
Aviva PLC	207	1,574
AXA S.A.	45	1,233
Baloise Holding AG	40	5,099
Banca Mediolanum SpA	143	1,136
CNP Assurances	84	1,135
Direct Line Insurance Group PLC	2,192	13,165
Gjensidige Forsikring ASA	266	4,270
Hannover Rueck SE	41	4,706
Helvetia Holding AG	9	5,089
Legal & General Group PLC	960	3,789
Mapfre S.A.	477	1,198
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10	2,005
NN Group N.V.	45	1,591
Old Mutual PLC	648	1,709
Prudential PLC	88	1,986
RSA Insurance Group PLC	851	5,350
Sampo Oyj, Class A	59	3,012
SCOR SE	106	3,974

See accompanying notes to the financial statements.

31

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Insurance (concluded)
St James’s Place PLC	138	2,050
Standard Life PLC	418	2,401
Swiss Life Holding AG*	16	4,336
Swiss Re AG	46	4,510
Unipol Gruppo Finanziario SpA	109	564
UnipolSai SpA	651	1,669
Zurich Insurance Group AG*	10	2,581
		92,718
Internet & Catalog Retail - 0.2%
Yoox Net-A-Porter Group SpA*	37	1,389
Zalando SE*(b)	16	632
		2,021
Internet Software & Services - 0.3%
United Internet AG	58	3,208

IT Services - 1.2%
Amadeus IT Holding S.A., Class A	35	1,547
Atos SE	37	3,113
Cap Gemini S.A.	24	2,232
Tieto OYJ	74	1,987
Wirecard AG	125	6,314
		15,193
Leisure Products - 0.2%
Amer Sports Oyj	86	2,520

Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE	6	2,098
Gerresheimer AG	27	2,117
Lonza Group AG*	48	7,821
MorphoSys AG*	13	814
		12,850
Machinery - 2.0%
Aalberts Industries N.V.	48	1,657
Alfa Laval AB	44	809
ANDRITZ AG	50	2,447
Atlas Copco AB, Class A	50	1,236
CNH Industrial N.V.	76	523
Duerr AG	7	560
GEA Group AG	6	244
Georg Fischer AG	3	2,035
KION Group AG*	29	1,450
Kone OYJ, Class B	28	1,191
MAN SE	34	3,424
Metso OYJ	18	405
Schindler Holding AG	20	3,357
Trelleborg AB, Class B	85	1,661
Zardoya Otis S.A.	274	3,209
		24,208
Marine - 0.5%
AP Moeller - Maersk A/S, Class B	1	1,306
Kuehne + Nagel International AG	33	4,543
		5,849
Media - 4.7%
Axel Springer SE	44	2,454
Eutelsat Communications S.A.	170	5,097
Informa PLC	468	4,228
ITV PLC	338	1,378
JCDecaux S.A.	51	1,956
Kabel Deutschland Holding AG	31	3,844
Lagardere SCA	157	4,692
Mediaset Espana Comunicacion S.A.	100	1,090
Mediaset SpA	382	1,590
NOS SGPS S.A.	136	1,071
Pearson PLC	327	3,547
ProSiebenSat.1 Media SE	8	406
Publicis Groupe S.A.	9	600
RELX N.V.	105	1,773
RELX PLC	195	3,440
Rightmove PLC	30	1,824
Sky PLC	510	8,359
Technicolor S.A.	202	1,641
Telenet Group Holding N.V.*	67	3,622
Wolters Kluwer N.V	46	1,547
WPP PLC	159	3,663
		57,822
Metals & Mining - 1.6%
Acerinox S.A.	141	1,442
Anglo American PLC	70	309
ArcelorMittal	97	411
Aurubis AG	93	4,746
BHP Billiton PLC	41	459
Boliden AB	155	2,627
Glencore PLC*	295	393
Norsk Hydro ASA	361	1,351
Randgold Resources Ltd.	95	5,801
Rio Tinto PLC	44	1,284
voestalpine AG	17	524
		19,347
Multiline Retail - 0.9%
Marks & Spencer Group PLC	529	3,527
Next PLC	77	8,274
		11,801
Multi-Utilities - 1.7%
A2A SpA	1,265	1,723
Centrica PLC	760	2,443
E.ON SE	159	1,543
Engie S.A.	82	1,454
Hera SpA	316	841
National Grid PLC	505	6,978
RWE AG	63	801
Suez Environnement Co	181	3,394
Veolia Environnement S.A	83	1,971
		21,148
Oil, Gas & Consumable Fuels - 2.2%
BG Group PLC	202	2,933
BP PLC	840	4,383
Eni SpA	69	1,034
Galp Energia SGPS S.A.	138	1,607
Koninklijke Vopak N.V.	43	1,853
Lundin Petroleum AB*	107	1,556
Neste Oyj	146	4,382
OMV AG	83	2,356
Repsol S.A.	53	583
Royal Dutch Shell PLC, Class A	188	4,228
Statoil ASA	74	1,034
TOTAL S.A.	28	1,255
		27,204

See accompanying notes to the financial statements.

32

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Paper & Forest Products - 0.5%
Mondi PLC	164	3,225
Stora Enso OYJ, Class R	147	1,340
UPM-Kymmene OYJ	66	1,235
		5,800
Personal Products - 0.5%
Beiersdorf AG	12	1,097
L’Oreal S.A.	12	2,024
Ontex Group N.V.	27	961
Unilever N.V., CVA	26	1,133
Unilever PLC	36	1,553
		6,768
Pharmaceuticals - 2.7%
Bayer AG	4	503
Galenica AG	2	3,145
GlaxoSmithKline PLC	94	1,902
Ipsen S.A.	11	729
Meda AB, Class A	290	3,684
Merck KGaA	15	1,460
Novartis AG	33	2,862
Novo Nordisk A/S, Class B	73	4,249
Orion Oyj, Class B	98	3,404
Recordati SpA	53	1,387
Roche Holding AG	7	1,933
Sanofi	29	2,476
STADA Arzneimittel AG	47	1,906
UCB S.A.	36	3,255
		32,895
Professional Services - 2.2%
Bureau Veritas S.A.	88	1,758
Capita PLC	422	7,513
Experian PLC	78	1,381
Intertek Group PLC	177	7,245
Randstad Holding N.V.	8	500
SGS S.A.	1	1,909
Teleperformance	82	6,903
		27,209
Real Estate Investment Trusts (REITs) - 3.4%
British Land Co. PLC (The)	494	5,723
Cofinimmo S.A.	44	4,704
Derwent London PLC	96	5,196
Fonciere Des Regions	34	3,047
Gecina S.A.	27	3,288
Hammerson PLC	489	4,324
ICADE	40	2,690
Klepierre	30	1,336
Land Securities Group PLC	250	4,337
Merlin Properties Socimi S.A.	115	1,442
Unibail-Rodamco SE	10	2,546
Wereldhave N.V.	56	3,145
		41,778
Real Estate Management & Development - 3.3%
Castellum AB	229	3,279
Deutsche EuroShop AG	103	4,527
Deutsche Wohnen AG	174	4,842
IMMOFINANZ AG*	822	1,876
LEG Immobilien AG*	46	3,773
PSP Swiss Property AG*	90	7,912
Swiss Prime Site AG*	141	11,057
Vonovia SE	112	3,473
		40,739
Road & Rail - 0.5%
DSV A/S	142	5,616

Semiconductors & Semiconductor Equipment - 0.7%
ams AG	16	536
ARM Holdings PLC	101	1,547
ASM International N.V.	90	3,535
Dialog Semiconductor PLC*	45	1,521
Infineon Technologies AG	40	587
STMicroelectronics N.V.	184	1,252
		8,978
Software - 1.2%
Dassault Systemes	71	5,690
Sage Group PLC (The)	725	6,449
SAP SE	22	1,753
UBISOFT Entertainment*	42	1,217
		15,109
Specialty Retail - 1.1%
Dixons Carphone PLC	703	5,181
Dufry AG*	6	719
Hennes & Mauritz AB, Class B	33	1,183
Howden Joinery Group PLC	307	2,382
Industria de Diseno Textil S.A.	38	1,308
Kingfisher PLC	545	2,647
		13,420
Textiles, Apparel & Luxury Goods - 1.6%
adidas AG	14	1,367
Burberry Group PLC	54	951
Christian Dior SE	8	1,362
Cie Financiere Richemont S.A.	9	648
Hermes International	7	2,371
HUGO BOSS AG	25	2,080
Kering	15	2,574
Luxottica Group SpA	53	3,477
LVMH Moet Hennessy Louis Vuitton SE	8	1,259
Moncler SpA	46	646
Pandora A/S	17	2,158
Swatch Group AG (The)	2	700
		19,593
Thrifts & Mortgage Finance - 0.0%(c)
Aareal Bank AG	19	601

Tobacco - 0.8%
British American Tobacco PLC	22	1,223
Imperial Tobacco Group PLC	131	6,925
Swedish Match AB	36	1,282
		9,430
Trading Companies & Distributors - 1.1%
Ashtead Group PLC	91	1,501
Brenntag AG	11	577
Bunzl PLC	142	3,945
Rexel S.A.	159	2,121
Travis Perkins PLC	152	4,420
Wolseley PLC	30	1,632
		14,196
Transportation Infrastructure - 1.3%
Abertis Infraestructuras S.A.	31	485
Aena S.A.*(b)	5	573
Aeroports de Paris	35	4,076
Atlantia SpA	50	1,331
Flughafen Zuerich AG	3	2,258

See accompanying notes to the financial statements.

33

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (concluded)
December 31, 2015

Investments	Shares	Value ($)
COMMON STOCKS (concluded)
Transportation Infrastructure (concluded)
Fraport AG Frankfurt Airport
Services Worldwide	51	3,265
Groupe Eurotunnel SE	291	3,623
		15,611
Water Utilities - 1.5%
Pennon Group PLC	311	3,947
Severn Trent PLC	224	7,187
United Utilities Group PLC	529	7,294
		18,428
Wireless Telecommunication Services - 1.2%
Drillisch AG	17	722
Freenet AG	145	4,932
Tele2 AB, Class B	499	5,016
Vodafone Group PLC	1,246	4,059
		14,729
TOTAL COMMON STOCKS
(COST $1,237,012)		1,220,566

	No. of Rights
RIGHTS - 0.0%(c)
Banks - 0.0%
Unione di Banche Italiane SpA, expiring
1/12/2016, price 7.29 EUR*(a)	297	—

Capital Markets - 0.0%
Credit Suisse Group AG, expiring 12/3/2015,
price 18.00 CHF*(a)	67	—

Oil, Gas & Consumable Fuels - 0.0%(c)
Repsol S.A., expiring 1/7/2016*	107	53

TOTAL RIGHTS (COST $54)		53

Total Investments - 99.5% (Cost $1,237,066)		1,220,619
Other Assets Less Liabilities - 0.5%		5,601
Net assets - 100.0%		1,226,220

*	Non-income producing security.

(a)	Security fair valued as of 12/31/2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $69 or 0.0% of total net assets.

(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities amounts to $2,826, which represents approximately 0.23% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.

Abbreviations

ADR        American Depositary Receipt

BP            British Petroleum

CVA         Dutch Certification

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,026
Aggregate gross unrealized depreciation	(84,495)
Net unrealized depreciation	$(17,469)
Federal income tax cost of investments	$1,238,088

ETFS Diversified-Factor Developed Europe Index Fund invested, as a percentage of net assets, in the following countries as of December 31, 2015:

United Kingdom	26.9%
France	13.6%
Switzerland	10.7%
Germany	10.4%
Sweden	5.6%
Italy	5.4%
Denmark	4.3%
Belgium	3.9%
Spain	3.8%
Netherlands	3.7%
Finland	3.0%
Ireland	2.7%
Norway	1.9%
Austria	1.2%
Portugal	0.7%
United States	0.6%
Jersey	0.5%
Luxembourg	0.3%
South Africa	0.3%
Australia	0.0%*
United Arab Emirates	0.0%*
Other [1]	0.5%
100.0%

*	Amount rounds to less than 0.1%.

[1]	Includes any non-equity securities and other assets and liabilities.

See accompanying notes to the financial statements.

34

Statements of Assets and Liabilities
December 31, 2015

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund	ETFS Diversified- Factor U.S. Large Cap Index Fund	ETFS Diversified- Factor Developed Europe Index Fund
ASSETS:
Securities, at cost	$2,429,898	$1,305,261	$6,247,426	$1,237,066
Securities, at value	2,355,556	1,211,141	6,125,149	1,220,619
Total Investment Securities	2,355,556	1,211,141	6,125,149	1,220,619
Cash	540	12,991	43,588	15,123
Dividends and interest receivable	2,275	1,038	12,870	1,841
Receivable for investments sold	2,660	45	52,766	926,324
Reclaims receivable	—	—	—	3,006
Total Assets	2,361,031	1,225,215	6,234,373	2,166,913
LIABILITIES:
Foreign currency overdraft payable	—	—	—	4,890
Payable for capital shares redeemed	—	—	—	922,009
Due to Authorized Participant	—	—	—	544
Advisory fees payable	15,198	12,289	42,357	9,053
Trustee fees payable	4,197	4,197	4,197	4,197
Other liabilities	—	—	69,044	—
Total Liabilities	19,395	16,486	115,598	940,693
NET ASSETS	$2,341,636	$1,208,729	$6,118,775	$1,226,220
NET ASSETS CONSIST OF:
Paid in Capital	$2,495,851	$1,329,139	$6,429,267	$1,297,307
Accumulated undistributed net investment income (loss)	—	(573)	2,078	(651)
Accumulated net realized gains (losses) on investments	(79,873)	(25,717)	(190,293)	(53,860)
Net unrealized appreciation (depreciation) on:
Investments	(74,342)	(94,120)	(122,277)	(16,447)
Foreign currency transactions	—	—	—	(129)
NET ASSETS	$2,341,636	$1,208,729	$6,118,775	$1,226,220
Shares (unlimited number of shares authorized, no par value)	100,000	54,000	250,000	50,000
Net Asset Value	$23.42	$22.38	$24.48	$24.52

See accompanying notes to the financial statements.

35

Statements of Operations
For the Periods Ended December 31, 2015

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund	ETFS Diversified- Factor U.S. Large Cap Index Fund	ETFS Diversified- Factor Developed Europe Index Fund
	January 20, 2015* through December 31, 2015	January 20, 2015* through December 31, 2015	January 27, 2015* through December 31, 2015	January 27, 2015* through December 31, 2015
INVESTMENT INCOME:
Dividends	$56,091	$26,631	$227,486	$78,100
Foreign withholding tax on income	(219)	(210)	(34)	(7,025)
Total Investment Income	55,872	26,421	227,452	71,075

EXPENSES:
Advisory fees (Note 4)	15,198	12,289	42,357	9,053
Trustees fees (Note 7)	13,750	13,750	13,750	13,750
Total Net Expenses	28,948	26,039	56,107	22,803
Net Investment Income (Loss)	26,924	382	171,345	48,272

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(81,957)	(26,988)	(205,498)	(54,228)
In-kind redemptions of investments	(18,056)	85,566	124,699	12,995
Foreign currency transactions	—	—	—	(10,832)
Net realized gain (loss)	(100,013)	58,578	(80,799)	(52,065)

Change in unrealized appreciation (depreciation) on:
Investments	(74,342)	(94,120)	(122,277)	(16,447)
Foreign currency translations	—	—	—	(129)
Change in net unrealized appreciation (depreciation)	(74,342)	(94,120)	(122,277)	(16,576)
Net realized and unrealized gain (loss)	(174,355)	(35,542)	(203,076)	(68,641)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(147,431)	$(35,160)	$(31,731)	$(20,369)

*	Commencement of investment operations.

See accompanying notes to the financial statements.

36

Statements of Changes in Net Assets
December 31, 2015

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund	ETFS Diversified- Factor U.S. Large Cap Index Fund	ETFS Diversified- Factor Developed Europe Index Fund
	January 20, 2015* through December 31, 2015	January 20, 2015* through December 31, 2015	January 27, 2015* through December 31, 2015	January 27, 2015* through December 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,924	$382	$171,345	$48,272
Net realized gain (loss)	(100,013)	58,578	(80,799)	(52,065)
Change in net unrealized appreciation/depreciation	(74,342)	(94,120)	(122,277)	(16,576)
Change in Net Assets Resulting from Operations	(147,431)	(35,160)	(31,731)	(20,369)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,932)	—	(160,412)	(38,455)
Tax return of capital	—	(2,212)	—	(9,723)
Total distributions	(24,932)	(2,212)	(160,412)	(48,178)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,016,385	3,920,519	17,567,731	2,500,000
Cost of shares redeemed	(2,502,386)	(2,674,418)	(11,256,813)	(1,205,233)
Change in net assets resulting from capital transactions	2,513,999	1,246,101	6,310,918	1,294,767
Change in net assets	2,341,636	1,208,729	6,118,775	1,226,220

NET ASSETS:
Beginning of period	$—	$—	$—	$—
End of period	$2,341,636	$1,208,729	$6,118,775	$1,226,220
Accumulated undistributed net investment income (loss) included in end of period net assets	$—	$(573)	$2,078	$(651)

SHARE TRANSACTIONS:
Issued	50,000	54,000	—	100,000
Issued in-kind	150,000	100,000	700,000	—
Redemption in-kind	(100,000)	(100,000)	(450,000)	(50,000)
Shares outstanding, end of period	100,000	54,000	250,000	50,000

*	Commencement of investment operations.

(a)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

37

Financial Highlights
For the Periods Indicated

	Selected Data For A Share Outstanding
	Throughout The Periods Indicated
	Per Share Operating Performance
	Investment Operations
	Net asset value, beginning of period	Net investment income (loss) (c)		Net realized and unrealized gains (losses) on investments	Total from investment operations
ETFS Zacks Earnings Large-Cap U.S. Index Fund
January 20, 2015* through December 31, 2015	$25.00	$0.27	(g)	$(1.60)	$(1.33)
ETFS Zacks Earnings Small-Cap U.S. Index Fund
January 20, 2015* through December 31, 2015	25.00	—	(h)	(2.60)	(2.60)
ETFS Diversified-Factor U.S. Large Cap Index Fund
January 27, 2015* through December 31, 2015	25.00	0.37	(i)	(0.47)	(0.10)
ETFS Diversified-Factor Developed Europe Index Fund
January 27, 2015* through December 31, 2015	25.00	0.49	(j)	(0.49)	—

*	Commencement of investment operations.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Market value total return is calculated assuming an initial investment of $25 made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the average of bid/ask of Indicative Optimized Portfolio Value (“IOPV”) as of the close of trading on the exchange where Fund shares are listed. IOPV is ETF’s real-time estimated fair value based on most recent intraday price of underlying assets. This value helps investors gauge the current market price against an intraday estimate of Net Asset Value. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(g)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.23 and the net investment income ratio would have been 0.97%.

(h)	Per share amount is less than $0.005.

(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.35 and the net investment income ratio would have been 1.50%.

(j)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.44 and the net investment income ratio would have been 1.89%.

See accompanying notes to the financial statements.

38

Selected Data For A Share Outstanding
Throughout The Periods Indicated
Per Share Operating Performance							Ratios/Supplemental Data
Distributions					Total Return (a)		Ratios To Average Net Assets (b)			Supplemental Data
Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value (Unaudited) (e)	Expenses	Net investment income		Net assets, end of period (000)	Portfolio turnover rate(a)(f)

$(0.25)	$—	$—	$(0.25)	$23.42	(5.37)%	(4.96)%	1.24%	1.15	%(g)	$2,342	82%

—	—	(0.02)	(0.02)	22.38	(10.41)	(9.85)	1.38	0.02		1,209	110

(0.42)	—	—	(0.42)	24.48	(0.37)	0.24	0.52	1.58	(i)	6,119	50

(0.38)	—	(0.10)	(0.48)	24.52	(0.07)	0.58	0.98	2.08	(j)	1,226	47

See accompanying notes to the financial statements.

39

Notes to Financial Statements
December 31, 2015

1. Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): ETFS Zacks Earnings LargeCap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund (each, a “Zacks Earnings Fund” and, together, the “Zacks Earnings Funds”), ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (each, a “Diversified Factor Fund” and, together, the “Diversified Factor Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant index and through transactions that provide substantially similar exposure to securities in the index. Each Fund operates as an index fund and will not be actively managed.

The Trust had no operations from January 2, 2015 (initial seeding date) until each Fund’s respective commencement of investment operations date other than matters relating to its registration and the sale and issuance of 4,000 shares of beneficial interest in the ETFS Zacks Earnings Small-Cap U.S. Index Fund to the Fund’s adviser, ETF Securities Advisors LLC (the “Advisor”), at a net asset value of $25 per share. The ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund commenced investment operations on January 20, 2015. The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund commenced investment operations on January 27, 2015.

2. Summary of Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, investments generally are valued at their current market value using market quotations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with each Fund’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available.. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

40

Notes to Financial Statements (continued)
December 31, 2015

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no transfers between levels during the period ended December 31, 2015 and there were no Level 3 investments held for the period ended December 31, 2015.

The following is a summary of the valuations as of December 31, 2015, for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments for segregation by industry type.

	LEVEL 1		LEVEL 2
	Common		Common
	Stocks/		Stocks/
	Shares of		Shares of
	Beneficial	Rights	Beneficial	Rights	TOTAL
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,355,556	$—	$—	$—	$2,355,556
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,211,141	—	—	—	1,211,141
ETFS Diversified-Factor U.S. Large Cap Index Fund	6,124,667	—	—	482	6,125,149
ETFS Diversified-Factor Developed Europe Index Fund	1,220,497	53	69	—	1,220,619

Taxes and Distributions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Board oversees management of the Funds. As of December 31, 2015, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolio’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

The management of each Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains.

41

Notes to Financial Statements (continued)
December 31, 2015

The tax character of the distributions paid for the tax period ended December 31, 2015 was as follows:

		Distributions
	Distributions	paid
	paid from	from net
	ordinary	long term	Tax return	Total
	income	capital gains	of capital	Distributions
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$24,932	$—	$—	$24,932
ETFS Zacks Earnings Small-Cap U.S. Index Fund	—	—	2,212	2,212
ETFS Diversified-Factor U.S. Large Cap Index Fund	160,412	—	—	160,412
ETFS Diversified-Factor Developed Europe Index Fund	38,455	—	9,723	48,178

At December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized
	Ordinary	Long-Term	Capital and	Appreciation/
	Income	Capital Gains	Other Losses	(Depreciation)
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$—	$—	$(78,454)	$(75,761)
ETFS Zacks Earnings Small-Cap U.S. Index Fund	—	—	(3,912)	(116,498)
ETFS Diversified-Factor U.S. Large Cap Index Fund	71,122	—	(174,667)	(137,903)
ETFS Diversified-Factor Developed Europe Index Fund	—	—	(53,489)	(17,598)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transaction and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, foreign currency gains and losses, Passive Foreign Investment Companies gains and losses, and recharacterization of dividends received from investments in Real Estate Investment Trusts resulted in the following reclassifications, as of December 31, 2015, among the Funds’ components of net assets:

	Accumulated	Accumulated
	undistributed	net realized
	net investment	gain (loss) on
	income (loss)	investments	Paid in capital
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$(1,992)	$20,140	$(18,148)
ETFS Zacks Earnings Small-Cap U.S. Index Fund	(955)	(84,295)	85,250
ETFS Diversified-Factor U.S. Large Cap Index Fund	(8,855)	(109,494)	118,349
ETFS Diversified-Factor Developed Europe Index Fund	(10,468)	(1,795)	12,263

For the tax year ended December 31, 2015, the following funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

	Short-Term	Long-Term	Total
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$77,789	$—	$77,789
ETFS Zacks Earnings Small-Cap U.S. Index Fund	3,912	—	3,912
ETFS Diversified-Factor U.S. Large Cap Index Fund	162,403	—	162,403
ETFS Diversified-Factor Developed Europe Index Fund	20,867	—	20,867

Under current tax rules, Regulated Investment Companies can elect to treat certain post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of December 31, 2015, the Funds will elect to treat the following post-October capital losses as arising on January 1, 2016:

Post-October
Capital Losses
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$665
ETFS Zacks Earnings Small-Cap U.S. Index Fund	—
ETFS Diversified-Factor U.S. Large Cap Index Fund	12,264
ETFS Diversified-Factor Developed Europe Index Fund	32,622

42

Notes to Financial Statements (continued)
December 31, 2015

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Transactions with Related Parties; Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Advisory Agreement”), the Advisor is subject to the supervision of the Board and will be responsible for the day-to-day business of the Trust, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.65% (Zacks Earnings Funds) and 0.39% (Diversified Factor Funds) of average daily net assets of each Fund, upon commencement of each Fund’s operations. From January 20, 2015 through December 10, 2015, Index Management Solutions, LLC served as the sub-advisor to the Funds. On December 11, 2015, Vident Investment Advisory, LLC (the “Sub-Advisor”) was appointed as the sub-advisor to the Funds, replacing Index Management Solutions, LLC.

The Advisor pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses and fees and expenses of the independent trustees.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

Each of the two independent Trustees is paid quarterly an aggregate fee consisting of a $25,000 annual retainer plus expenses which is equally allocated among the Funds for his or her services as a Trustee of the Trust and as a member of Board committees.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, the Board has determined that no such expense will be incurred through the next twelve months of operation.

43

Notes to Financial Statements (continued)
December 31, 2015

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each fund during the reporting period is presented on the Statement of Changes in Net Assets.

10. Investment Transactions

For the period ended December 31, 2015, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,939,662	$1,963,040
ETFS Zacks Earnings Small-Cap U.S. Index Fund	2,970,226	2,163,781
ETFS Diversified-Factor U.S. Large Cap Index Fund	5,196,774	5,096,296
ETFS Diversified-Factor Developed Europe Index Fund	3,601,774	1,136,663

11. In-Kind Transactions

Each Fund delivers its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, each Fund recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2015, the fair value of the securities transferred for redemptions, and the realized gains (losses) recorded in connection with the transactions were as follows:

		Net Realized
	Fair Value	Gains (Losses)
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,219,487	$(18,056)
ETFS Zacks Earnings Small-Cap U.S. Index Fund	2,093,007	85,566
ETFS Diversified-Factor U.S. Large Cap Index Fund	11,179,166	124,699
ETFS Diversified-Factor Developed Europe Index Fund	1,185,845	12,995

During the period, each Fund received securities in exchange for subscriptions of shares (subscriptions-in kind). For the period ended December 31, 2015, the fair value of the securities received for subscriptions were as follows:

Fair Value
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$3,772,797
ETFS Zacks Earnings Small-Cap U.S. Index Fund	2,533,459
ETFS Diversified-Factor U.S. Large Cap Index Fund	17,410,322

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

44

Notes to Financial Statements (continued)
December 31, 2015

An investment is subject to the following risks:

Currency Exchange Rate Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests primarily in foreign securities. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of an investor’s Fund shares. As the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of an investor’s investments in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and an investor may lose money.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or the general stock market fluctuations that affect all issues. Investments in equity securities may be more volatile than investments in other asset classes. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Foreign Securities Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests in foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, are shares to foreign-based corporations generally issued by international banks in one or more markets around the world.

45

Notes to Financial Statements (concluded)
December 31, 2015

Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Geographic Investment Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests in European securities. To the extent that the Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares, sometimes rapidly and unpredictably. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. A Fund will typically lose value when its benchmark Index declines.

13. Indemnifications

Under the Trust’s organizational documents, the Trustee (and its directors, employees and agents) and the Sponsor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties under the Trust’s organizational documents. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these financial statements.

15. Change in Auditor (Unaudited)

In December 2015, following a competitive review of independent registered public accounting firms, Deloitte & Touche LLP (“D&T”) ceased to act as the independent registered public accounting firm to the Trust and the Board of Trustees approved the engagement of KPMG LLP (“KPMG”) as the new independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2015. The Audit Committee of the Trust had previously approved the change in auditors at a meeting held on October 1, 2015, subject to the vote of the Board of Trustees.

There were no disagreements between the Trust and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of D&T, would have caused it to make reference to the disagreements in its report on the financial statements, had one been prepared. In addition, there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During this period, neither the Trust nor anyone on its behalf consulted D&T concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

46

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

ETFS Trust:

We have audited the accompanying statements of assets and liabilities of ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund, each a series of ETFS Trust (the Funds), including the schedules of investments, as of December 31, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from January 27, 2015 (commencement of investment operations) to December 31, 2015 for ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund, and for the period from January 20, 2015 (commencement of investment operations) to December 31, 2015 for ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with custodians or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund as of December 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the period from January 27, 2015 (commencement of investment operations) to December 31, 2015 for ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund, and for the period from January 20, 2015 (commencement of investment operations) to December 31, 2015 for ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 29, 2016

47

Tax Information

December 31, 2015 (Unaudited)

Qualified Dividend Income (QDI)

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following ordinary dividends paid during the fiscal year ended December 31, 2015 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2015:

Fund	QDI AMOUNT
ETFS Zacks Earnings Large-Cap U.S. Index Fund	100.00%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	100.00
ETFS Diversified-Factor U.S. Large Cap Index Fund	100.00
ETFS Diversified-Factor Developed Europe Index Fund	100.00

Corporate Dividends Received Deduction (DRD)

A percentage of the dividends distributed during the fiscal year for the following Funds qualifies for the dividends received deduction for corporate shareholders:

Fund	CORPORATE DRD PECENTAGE
ETFS Zacks Earnings Large-Cap U.S. Index Fund	100.00%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	100.00
ETFS Diversified-Factor U.S. Large Cap Index Fund	100.00
ETFS Diversified-Factor Developed Europe Index Fund	—

Foreign Tax Credit

Each fund below intends to make an election that will allow its shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

Fund	TAXES	INCOME
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$—	$—
ETFS Zacks Earnings Small-Cap U.S. Index Fund	—	—
ETFS Diversified-Factor U.S. Large Cap Index Fund	—	—
ETFS Diversified-Factor Developed Europe Index Fund	0.1355	1.5733

48

ETFS Trust

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the commencement of operations and held through the period ended December 31, 2015.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2015.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

49

ETFS Trust

Expense Examples (Unaudited) (concluded)

	Beginning Account Value	Ending Account Value 12/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Actual	$1,000.00	$935.70	$6.15	1.26%
Hypothetical	$1,000.00	$1,018.85	$6.41	1.26%
ETFS Zacks Earnings Small-Cap U.S. Index Fund
Actual	$1,000.00	$843.90	$8.13	1.75%
Hypothetical	$1,000.00	$1,016.38	$8.89	1.75%
ETFS Diversified-Factor U.S. Large Cap Index Fund
Actual	$1,000.00	$997.00	$2.47	0.49%
Hypothetical	$1,000.00	$1,022.74	$2.50	0.49%
ETFS Diversified-Factor Developed Europe Index Fund
Actual	$1,000.00	$975.20	$5.03	1.01%
Hypothetical	$1,000.00	$1,020.11	$5.14	1.01%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

50

ETFS Trust

Board Approval of Investment Sub-Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of the 1940 Act, a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees of ETFS Trust (the “Trust”), a majority of which consists of Independent Trustees, held an in-person meeting on November 20, 2015, to consider the proposed investment sub-advisory agreement between ETF Securities Advisors, LLC (“ETFS”) and Vident Investment Advisory, LLC (“Vident”) (the “Sub-Advisory Agreement”) on behalf of the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund (each a “Fund” and together the “Funds”). Pursuant to the Sub-Advisory Agreement and with respect to each Fund, Vident would act as sub-adviser. ETFS and Vident, subject to the supervision of the Board, would be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with each Fund’s investment objective and policies, among other services.

Before voting on the Sub-Advisory Agreement, the Board reviewed the Sub-Advisory Agreement with representatives of ETFS and Vident, as well as counsel to the Trust, and received a memorandum from counsel to the Trust discussing the legal standards for their consideration of the Sub-Advisory Agreement. The Independent Trustees also discussed the Sub-Advisory Agreement in an executive session with counsel to the Trust at which no representatives of ETFS or Vident were present.

In evaluating whether to approve the Sub-Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent and quality of the services to be provided to each Fund by Vident under the Sub-Advisory Agreement; (ii) the advisory fees to be paid by each Fund pursuant to the Sub-Advisory Agreement; (iii) the costs of the services to be provided to each Fund and the anticipated profits to be realized by Vident (and their affiliates) from their relationship with each Fund; (iv) the extent to which economies of scale would be realized by shareholders as each Fund’s assets increased; and (v) any additional benefits or other considerations deemed relevant. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Sub-Advisory Agreement, and individual Trustees may have given different weight to various factors.

The Board reviewed materials prepared by Vident and received oral presentations from Vident personnel regarding the nature, extent and quality of services to be provided, including, as applicable, information on Vident’s reputation within the industry, business operations and financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. The Board considered and was satisfied with the qualifications and expertise of Vident. Because Vident was being proposed as a replacement for the Fund’s existing sub-adviser, the Board did not consider the investment performance of Vident with respect to the Trust or each Fund as a factor in evaluating the Sub-Advisory Agreement. The Board noted, however, Vident’s portfolio management team’s performance and experience managing both international and domestic investment products. The Board also considered and was satisfied with the qualifications and expertise of Vident’s portfolio management team that would be responsible for the day-to-day management of each Fund’s portfolio. Based on the totality of the information considered, the Board concluded that Vident had sufficient resources and experience to provide sub-advisory services to each Fund and that it was satisfied with the nature, extent and quality of the services to be provided by Vident.

The Board reviewed the proposed fees payable to Vident, considered the costs and expenses expected to be incurred by Vident, and the profitability analysis provided by Vident. The Board reviewed each Fund’s sub-advisory fee and compared the proposed sub-advisory fees to the existing sub-advisory fees and those sub-advisory fees paid by comparable funds. The Board noted that the fees proposed to be paid to Vident would be paid by ETFS, not by each Fund due to the “unitary fee” structure under which each Fund pays a single advisory fee out of which all of each Fund’s expenses, except for excluded expenses, would be paid to ETFS. The Board noted further that the fee reflected an arms-length negotiation between ETFS and Vident. The Board concluded for each Fund that the fees payable to Vident appeared reasonable in light of the services to be rendered. The Trustees also concluded that any benefits that were expected to accrue to Vident by virtue of its relationships with the Trust were reasonable.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, concluded that the terms of the Sub-Advisory Agreement was fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and each Fund’s shareholders.

51

ETFS Trust
Trustees and Officers (Unaudited)

	Position(s)		Number of
	Held with		Portfolios in
	the Trust,		Fund
	Term of		Complex
Name and Year of	Office and		Overseen
Birth of	Length of	Principal Occupation(s)	by Trustee/	Other Directorships Held by
Trustee/Officer	Time Served	During Past 5 Years	Officer+	Trustee During Past 5 Years
		Interested Trustees
Graham Tuckwell*** (1956)
	President, 2015 - present Trustee, 2014 - present	ETFS Trust, President, October 2015-present; ETF Securities, Chairman, 2005-present	4	Chairman, ETFS Management Company (Jersey), ETFS Holdings (Jersey) Limited, Gold Bullion Securities Limited, ETFS Metal Securities Australia Limited (formerly known as Gold Bullion Securities Limited), ETFS Oil Securities Limited, 2005-present; Chairman, ETFS Commodity Securities Limited, 2006-present; Chairman, ETFS Foreign Exchange Limited, 2009-present; Chairman, ETFS Hedged Commodity Securities Limited, 2012-present; Chairman, ETFS Commodity Securities Australia Limited, 2013-present; Chairman, Swiss Commodity Securities Limited, 2013-present; Chairman, ETFS Hedged Metal Securities Limited, 2013-present; Chairman, ETFS Equity Securities Limited, 2014-present; Director, GO UCITS ETF Solutions PLC, 2008-present; Director, GO ETF Management Limited (Ireland), 2008-present; President and Chief Executive Officer, ETF Securities USA LLC, 2009-present

		Independent Trustees
Stephen O’Grady* (1946)
	Trustee, 2014 - present	GFI Group Inc. (GFIG) Financial Brokerage, Head of ETF Unit, February 2011-January 2012; Kellogg Capital, Partner, January 2011 -April 2014	4	Trustee, Greenhaven Continuous Commodity ETF (GCC), January 2013-present; Trustee, Acacia Group LLC, June 2014-present; Trustee, Infracap- Master Limited Partnership ETF, November 2014-present

William M. Thomas** (1962)
	Trustee, 2014 - present	Active ETF Partners, Managing Partner, December 2012-present; Curian Capital, Senior Vice President, March 2012-December 2012; Grail Advisers, Chief Executive Officer, May 2008-May 2011	4	President and Interested Trustee, Grail Advisors ETF Trust, 2009-2011; Chairman, Squirrel Island, Maine, Squirrel Island Board of Overseers, 2009-present

		Officers of the Trust
Joe Roxburgh*** (1972)
	Treasurer, 2014 - present	ETF Securities, Chief Financial Officer, November 2012-present; Alcora Group, Group Finance Director and Company Secretary, April 2006-November 2012	4

Adam Rezak*** (1969)
	Chief Compliance Officer, 2014 - present	ETF Securities, Chief Compliance Officer, July 2014-present; Guggenheim Partners, Chief Compliance Officer, October 2007- December 2013	4

Mark Tuttle*** (1970)
	Assistant Secretary, 2014 - present	JPMorgan Chase Bank, N.A., Vice President, 2014-present; State Street Bank and Trust Company, Vice President and Counsel, 2007-2013	4

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

***	Elected by and serves at the pleasure of the Board.

+	As of January 8, 2015.

52

Additional Information (Unaudited)
December 31, 2015

Proxy Voting Information

A description of ETFS Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.etfsecurities.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 844-ETFS-BUY (844-383-7289).

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 844-ETFS-BUY (844-383-7289) or visit www.etfsecurities.com or the SEC’s website at www.sec.gov.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.etfsecurities.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

53

ETFS Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc.

Item 2. Code Of Ethics.

(a)	As of the end of the period, December 31, 2015, the Registrant has adopted a Senior Financial Code of Ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least two “audit committee financial experts” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Stephen O’Grady and William M. Thomas are the “audit committee financial experts” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

On December 10, 2015, KPMG LLP (“KPMG”) replaced Deloitte & Touche LLP (“Deloitte”) as the Trust’s independent registered public accounting firm to audit and report on the financial statements. In response to Items 4(a)-4(d), aggregate fees for professional services rendered for ETFS by KPMG and Deloitte for the fiscal year ended December 31, 2015 was:

	2015
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees – KPMG	$70,000	$—
Audit Fees – Deloitte	33,000	—
Audit Related Fees(b) – KPMG	—	—
Audit Related Fees(b) – Deloitte	—	—
Tax Fees(c) – KPMG	28,000	—
Tax Fees(c) – Deloitte	—	—
All Other Fees (d) – KPMG	—	—
All Other Fees (d) – Deloitte	—	—
Total:	$131,000	$—

(1)	Amounts relate to tax fees for the review of federal income tax returns, excise tax returns and year end distribution calculations.

(a)	“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by KPMG and Deloitte for the periods ended December 31, 2015 are ETF Securities Advisors LLC (“ETFS”) and entities controlling, controlled by or under common control with ETFS that provide ongoing services to the Registrant.

(b)	“Audit-Related Fees” are fees for assurance and related services rendered by KPMG and Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported as “Audit Fees.”

(c)	“Tax Fees” are fees for professional services rendered by KPMG and Deloitte for tax compliance, tax advice and tax planning.

(d)	“All Other Fees” are for products and services provided by KPMG and Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

(e)(1)	The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, ETFS or to any entity controlling, controlled by or under common control with ETFS that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees and services billed by Deloitte for services rendered to the Registrant and Service Affiliates for the periods ended December 31, 2015 was $[ ].

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. All of the Board’s independent Trustees, Stephen O’Grady and William M. Thomas, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
March 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
March 9, 2016

By:	/s/ Joe Roxburgh
Joe Roxburgh
Treasurer and Principal Financial Officer
March 9, 2016